UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity Advisor® Mortgage Securities Fund Class A, Class M, Class C and Class I Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2018

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.4
1 - 1.99%	3.1
2 - 2.99%	4.7
3 - 3.99%	52.9
4 - 4.99%	21.9
5 - 5.99%	4.5
6 - 6.99%	2.0
7% and above	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Mortgage Securities	102.4%
CMOs and Other Mortgage Related Securities	15.1%
Asset-Backed Securities	2.6%
Short-Term Investments and Net Other Assets (Liabilities)***	(20.1)%

 * Futures and Swaps - 6.5%

 ** Written options - (4.0)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 102.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.2%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (a)(b)	62	65
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (a)(b)	89	92
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (a)(b)	87	90
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (a)(b)	18	19
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	146	153
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	30	31
12 month U.S. LIBOR + 1.685% 3.435% 4/1/36 (a)(b)	63	66
12 month U.S. LIBOR + 1.690% 3.506% 8/1/35 (a)(b)	190	199
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (a)(b)	20	21
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (a)(b)	105	108
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (a)(b)	24	25
12 month U.S. LIBOR + 1.750% 3.008% 8/1/41 (a)(b)	195	203
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (a)(b)	239	248
12 month U.S. LIBOR + 1.812% 3.562% 12/1/40 (a)(b)	2,267	2,371
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (a)(b)	341	353
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (a)(b)	15	16
12 month U.S. LIBOR + 1.875% 3.625% 10/1/36 (a)(b)	164	172
6 month U.S. LIBOR + 1.439% 2.814% 9/1/36 (a)(b)	80	81
U.S. TREASURY 1 YEAR INDEX + 2.158% 3.109% 7/1/35 (a)(b)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (a)(b)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.417% 6/1/36 (a)(b)	237	251
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (a)(b)	27	28
2.5% 2/1/30 to 7/1/31	906	886
3% 8/1/27 to 1/1/47	101,312	99,309
3% 3/1/33 (c)	11,800	11,749
3% 3/1/33 (c)	4,500	4,481
3% 3/1/33 (c)	200	199
3% 3/1/33 (c)	250	249
3% 3/1/33 (c)	24,450	24,344
3% 3/1/48 (c)	15,400	14,923
3% 3/1/48 (c)	7,600	7,365
3% 3/1/48 (c)	12,800	12,404
3% 3/1/48 (c)	5,000	4,845
3.5% 9/1/29 to 10/1/56	103,656	104,175
3.5% 3/1/48 (c)	20,000	19,963
3.5% 3/1/48 (c)	10,000	9,982
3.5% 3/1/48 (c)	5,300	5,290
3.5% 3/1/48 (c)	5,300	5,290
4% 11/1/31 to 10/1/46	59,251	61,203
4% 3/1/48 (c)	7,400	7,580
4% 3/1/48 (c)	6,800	6,966
4% 3/1/48 (c)	7,100	7,273
4% 3/1/48 (c)	9,300	9,527
4% 3/1/48 (c)	8,950	9,168
4% 4/1/48 (c)	39,550	40,449
4.5% 5/1/25 to 8/1/56	14,100	14,884
5% 5/1/20 to 8/1/56	18,415	19,855
5.255% 8/1/41	622	664
5.5% 10/1/18 to 9/1/39	2,060	2,272
6% 7/1/39	973	1,068
6.309% 2/1/39	831	901
6.5% 2/1/20 to 8/1/39	5,524	6,175
7% 9/1/21 to 5/1/30	624	699
7.5% 8/1/22 to 9/1/32	466	536
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	35	38
9% 10/1/30	183	220
9.5% 10/1/21 to 8/1/22	0	0
		519,559
Freddie Mac - 23.4%
12 month U.S. LIBOR + 1.500% 3.208% 3/1/36 (a)(b)	147	150
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	53	54
12 month U.S. LIBOR + 1.750% 3.497% 12/1/40 (a)(b)	1,100	1,144
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (a)(b)	323	338
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	37	39
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (a)(b)	191	200
12 month U.S. LIBOR + 1.961% 3.809% 6/1/33 (a)(b)	427	446
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (a)(b)	56	59
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	137	145
12 month U.S. LIBOR + 2.280% 4.03% 10/1/36 (a)(b)	9	9
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (a)(b)	35	36
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (a)(b)	28	29
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (a)(b)	51	53
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (a)(b)	25	26
6 month U.S. LIBOR + 2.010% 3.51% 6/1/37 (a)(b)	20	21
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (a)(b)	62	64
6 month U.S. LIBOR + 2.066% 3.544% 6/1/37 (a)(b)	355	372
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (a)(b)	27	28
U.S. TREASURY 1 YEAR INDEX + 2.231% 3.231% 5/1/34 (a)(b)	3	4
2.5% 7/1/31	1,500	1,468
3% 2/1/32 to 2/1/47	57,927	56,539
3.5% 6/1/27 to 3/1/48 (d)(e)	93,115	93,842
4% 1/1/36 to 6/1/47	45,067	46,527
4% 3/1/48 (c)	5,400	5,533
4% 4/1/48 (c)	5,400	5,524
4.5% 7/1/25 to 3/1/44	5,219	5,519
5% 7/1/33 to 7/1/41	2,992	3,227
5.5% 3/1/20 to 10/1/39	5,254	5,756
6% 2/1/19 to 6/1/39	1,307	1,452
6.5% 4/1/21 to 9/1/39	2,246	2,472
7% 6/1/21 to 9/1/36	887	999
7.5% 1/1/27 to 7/1/34	1,107	1,272
8% 4/1/21 to 1/1/37	6	7
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	1	1
		233,355
Ginnie Mae - 26.8%
3.5% 11/20/41 to 1/20/48 (d)	82,907	83,660
4% 7/20/33 to 7/20/47	51,473	53,173
4.5% 8/15/33 to 6/15/41	22,113	23,398
5.5% 12/15/38 to 9/15/39	603	670
6.5% 10/15/34 to 7/15/36	137	155
7% 2/15/24 to 4/20/32	664	758
7.5% 12/15/21 to 12/15/29	176	197
8% 6/15/21 to 12/15/25	89	100
8.5% 11/15/27 to 10/15/28	78	90
3% 6/15/42 to 12/20/47	59,463	58,285
3% 3/1/48 (c)	11,850	11,587
3.5% 3/1/48 (c)	30,000	30,172
3.5% 3/1/48 (c)	650	654
5% 9/20/33 to 6/15/41	3,979	4,345
		267,244
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,038,355)		1,020,158

Asset-Backed Securities - 2.6%
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (f)	$927	$927
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (f)	3,108	3,095
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9707% 10/25/37 (a)(b)(f)	4,353	4,374
CLUB Credit Trust:
Series 2017-NP1 Class A, 2.39% 4/17/23 (f)	56	56
Series 2017-P1 Class A, 2.54% 9/15/23 (f)	735	733
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (f)	501	501
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.5507% 8/25/35 (a)(b)	91	91
Exeter Automobile Receivables Trust:
Series 2016-1A Class A, 2.8% 7/15/20 (f)	234	234
Series 2017-2A Class A, 2.11% 6/15/21 (f)	713	712
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (f)	669	669
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	29	3
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.9107% 8/25/36 (a)(b)	4,977	4,977
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (f)	3,291	3,277
Series 2017-2A Class A1, 2.12% 9/25/27 (f)	5,021	5,002
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (a)(b)(f)	727	732
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 1.9914% 5/25/35 (a)(b)	893	894
TOTAL ASSET-BACKED SECURITIES
(Cost $26,082)		26,277

Collateralized Mortgage Obligations - 10.6%
Private Sponsor - 3.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.6921% 6/27/36 (a)(b)(f)	3,728	3,670
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.6731% 12/26/35 (a)(f)	341	342
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.3539% 3/27/36 (a)(f)	$1,374	$1,374
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	238	242
Series 2012-RR5 Class 8A5, 1.7011% 7/26/36 (a)(f)	518	506
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	3,825	3,793
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7416% 1/25/37 (a)(f)	477	486
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (f)	1,287	1,292
Series 2012-2R Class 1A1, 3.6199% 5/27/35 (a)(f)	274	273
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.8321% 5/27/37 (a)(b)(f)	2,687	2,607
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.2521% 5/27/37 (a)(b)(f)	523	512
CSMC Trust Series 2009-5R Class 2A2, 3.3536% 7/26/49 (a)(f)	193	193
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (a)	199	204
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	3,034	3,014
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	3,648	3,525
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.7672% 6/21/36 (a)(b)(f)	1,189	1,174
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.3978% 7/25/19 (a)	294	293
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (a)(b)	562	552
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.5335% 3/26/37 (a)(f)	231	230
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (a)	52	53
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (a)(b)	2,633	2,545
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/33	36	35
Series 2003-MS5 Class 1A1, 5% 3/25/18	12	12
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 3.3927% 9/25/33 (a)	440	450
Series 2005-AR10 Class 2A15, 3.5661% 6/25/35 (a)	3,055	3,122
Series 2005-AR2 Class 1A2, 3.5392% 3/25/35 (a)	132	132
Series 2006-AR10 Class 3A1, 3.4794% 7/25/36 (a)	23	23
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.5053% 6/27/36 (a)(f)	175	175
Class 2A1, 3.4585% 6/27/36 (a)(f)	335	334
		31,163
U.S. Government Agency - 7.5%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4793% 12/25/33 (a)(g)(h)	212	45
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	387	418
Series 1999-32 Class PL, 6% 7/25/29	357	387
Series 1999-33 Class PK, 6% 7/25/29	268	290
Series 2001-52 Class YZ, 6.5% 10/25/31	31	34
Series 2005-39 Class TE, 5% 5/25/35	562	596
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3362% 8/25/35 (a)(h)	36	42
Series 2012-149:
Class DA, 1.75% 1/25/43	305	292
Class GA, 1.75% 6/25/42	301	287
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	391	427
Series 2001-31 Class ZC, 6.5% 7/25/31	165	183
Series 2002-16 Class ZD, 6.5% 4/25/32	58	65
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9293% 11/25/32 (a)(g)(h)	151	20
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	449	46
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0193% 12/25/36 (a)(g)(h)	136	25
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8193% 5/25/37 (a)(g)(h)	83	13
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.2156% 9/25/23 (a)(h)	19	22
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4793% 3/25/33 (a)(g)(h)	57	10
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 5.8793% 5/25/18 (a)(g)(h)	0	0
Series 2005-79 Class ZC, 5.9% 9/25/35	335	372
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8958% 6/25/37 (a)(h)	288	524
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (a)(h)	87	141
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7293% 3/25/38 (a)(g)(h)	441	63
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.6293% 3/25/24 (a)(g)(h)	0	0
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	5	0
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	27	1
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	37	1
Series 2010-12 Class AI, 5% 12/25/18 (g)	20	0
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.4293% 12/25/40 (a)(g)(h)	412	55
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	486	50
Series 2010-150 Class ZC, 4.75% 1/25/41	1,299	1,390
Series 2010-23:
Class AI, 5% 12/25/18 (g)	5	0
Class HI, 4.5% 10/25/18 (g)	12	0
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	24	0
Series 2010-95 Class ZC, 5% 9/25/40	2,626	2,843
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	107	5
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.9893% 4/25/41 (a)(g)(h)	796	111
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.9293% 11/25/41 (a)(g)(h)	758	118
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.9793% 8/25/39 (a)(g)(h)	680	84
Series 2011-4 Class PZ, 5% 2/25/41	552	614
Series 2011-67 Class AI, 4% 7/25/26 (g)	130	12
Series 2011-83 Class DI, 6% 9/25/26 (g)	152	13
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,236	118
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0293% 12/25/30 (a)(g)(h)	451	53
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.8293% 5/25/42 (a)(g)(h)	1,600	290
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9293% 6/25/41 (a)(g)(h)	564	77
Series 2013-133 Class IB, 3% 4/25/32 (g)	868	83
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4293% 1/25/44 (a)(g)(h)	370	56
Series 2013-51 Class GI, 3% 10/25/32 (g)	283	28
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0993% 6/25/35 (a)(g)(h)	463	74
Series 2015-42:
Class IL, 6% 6/25/45 (g)	1,852	444
Class LS, 6.200% - 1 month U.S. LIBOR 4.5793% 6/25/45 (a)(g)(h)	2,068	280
Series 2015-70 Class JC, 3% 10/25/45	2,311	2,297
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.4793% 5/25/39 (a)(g)(h)	3,573	516
Series 2017-30 Class AI, 5.5% 5/25/47	895	209
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	0	0
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	122	28
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	77	15
Class 13, 6% 3/25/34 (g)	105	21
Series 359 Class 19, 6% 7/25/35 (a)(g)	65	12
Series 384 Class 6, 5% 7/25/37 (g)	240	47
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	429	465
Series 2104 Class PG, 6% 12/15/28	121	130
Series 2121 Class MG, 6% 2/15/29	177	191
Series 2154 Class PT, 6% 5/15/29	305	332
Series 2162 Class PH, 6% 6/15/29	46	49
Series 2520 Class BE, 6% 11/15/32	214	237
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.0125% 3/15/23 (a)(g)(h)	15	1
Series 2693 Class MD, 5.5% 10/15/33	3,842	4,186
Series 2802 Class OB, 6% 5/15/34	874	937
Series 3002 Class NE, 5% 7/15/35	341	361
Series 3189 Class PD, 6% 7/15/36	323	360
Series 3415 Class PC, 5% 12/15/37	98	104
Series 3786 Class HI, 4% 3/15/38 (g)	473	38
Series 3806 Class UP, 4.5% 2/15/41	943	978
Series 3832 Class PE, 5% 3/15/41	960	1,028
Series 4135 Class AB, 1.75% 6/15/42	225	215
Series 70 Class C, 9% 9/15/20	0	0
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	60	66
Series 2135 Class JE, 6% 3/15/29	232	252
Series 2274 Class ZM, 6.5% 1/15/31	107	119
Series 2281 Class ZB, 6% 3/15/30	85	89
Series 2357 Class ZB, 6.5% 9/15/31	208	232
Series 2502 Class ZC, 6% 9/15/32	215	236
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,172
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.0125% 2/15/36 (a)(g)(h)	121	21
Series 1658 Class GZ, 7% 1/15/24	223	237
Series 2013-4281 Class AI, 4% 12/15/28 (g)	1,029	87
Series 2017-4683 Class LM, 3% 5/15/47	1,851	1,844
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.6125% 11/15/31 (a)(g)(h)	863	123
Series 2587 Class IM, 6.5% 3/15/33 (g)	119	28
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.4813% 8/15/24 (a)(h)	6	8
Class SD, 86.400% - 1 month U.S. LIBOR 65.8125% 8/15/24 (a)(h)	9	15
Series 2933 Class ZM, 5.75% 2/15/35	712	803
Series 2935 Class ZK, 5.5% 2/15/35	1,246	1,362
Series 2947 Class XZ, 6% 3/15/35	430	468
Series 2996 Class ZD, 5.5% 6/15/35	569	632
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 5.0025% 10/15/35 (a)(g)(h)	161	27
Series 3237 Class C, 5.5% 11/15/36	834	915
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0725% 11/15/36 (a)(g)(h)	325	53
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.5325% 3/15/37 (a)(g)(h)	714	108
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.1625% 3/15/37 (a)(g)(h)	450	78
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1725% 4/15/37 (a)(g)(h)	685	122
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9925% 6/15/37 (a)(g)(h)	276	41
Series 3772 Class BI, 4.5% 10/15/18 (g)	22	0
Series 3949 Class MK, 4.5% 10/15/34	243	253
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.3625% 9/15/41 (a)(g)(h)	719	97
Class YI, 3% 11/15/21 (g)	619	24
Series 4055 Class BI, 3.5% 5/15/31 (g)	796	87
Series 4149 Class IO, 3% 1/15/33 (g)	123	16
Series 4314 Class AI, 5% 3/15/34 (g)	291	31
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,362	183
Series 4471 Class PA 4% 12/15/40	3,119	3,193
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	173	191
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,576	2,667
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1019% 6/16/37 (a)(g)(h)	161	28
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (a)(b)(i)	239	239
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (a)(b)(i)	293	292
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (a)(b)(i)	334	333
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (a)(b)(i)	129	129
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (a)(b)(i)	554	555
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8776% 12/20/40 (a)(h)	1,181	1,220
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	273	33
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 6.3619% 4/16/32 (a)(g)(h)	826	139
Series 2002-42 Class ZA, 6% 6/20/32	275	302
Series 2004-24 Class ZM, 5% 4/20/34	538	576
Series 2010-160 Class DY, 4% 12/20/40	3,450	3,567
Series 2010-170 Class B, 4% 12/20/40	779	806
Series 2001-3 Class S, 8.100% - 1 month U.S. LIBOR 6.5119% 2/16/31 (a)(g)(h)	174	24
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.5119% 12/16/23 (a)(g)(h)	398	45
Class SP, 8.750% - 1 month U.S. LIBOR 7.1619% 9/16/26 (a)(g)(h)	223	22
Series 2001-38 Class SB, 7.580% - 1 month U.S. LIBOR 5.9919% 8/16/31 (a)(g)(h)	284	40
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 6.0119% 12/16/25 (a)(g)(h)	540	59
Class SL, 7.600% - 1 month U.S. LIBOR 6.0119% 5/16/30 (a)(g)(h)	811	114
Class SV, 8.250% - 1 month U.S. LIBOR 6.6619% 12/16/28 (a)(g)(h)	64	6
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.61% 11/20/31 (a)(g)(h)	407	76
Class ST, 7.700% - 1 month U.S. LIBOR 6.1119% 8/16/27 (a)(g)(h)	187	27
Series 2002-5 Class SP, 7.450% - 1 month U.S. LIBOR 5.8619% 1/16/32 (a)(g)(h)	282	35
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.9119% 5/16/34 (a)(g)(h)	275	41
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6119% 8/17/34 (a)(g)(h)	105	20
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,155	263
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.1119% 6/16/42 (a)(g)(h)	517	82
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (a)(h)	821	841
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (a)(h)	2,279	2,362
Series 2013-149 Class MA, 2.5% 5/20/40	4,224	4,120
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	9,096	9,070
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	3,806	3,795
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (a)(b)(i)	5,891	5,907
		74,907
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $107,506)		106,070

Commercial Mortgage Securities - 4.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (a)(g)	82	1
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (f)	1,577	1,584
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(f)	28	26
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(f)	29	27
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(f)	47	40
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9596% 9/10/58 (a)(g)	22,634	1,262
Series 2016-P6 Class XA, 0.8303% 12/10/49 (a)(g)	22,510	1,033
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.22% 8/10/47 (a)(g)	33,650	1,618
Series 2014-CR20 Class XA, 1.1559% 11/10/47 (a)(g)	6,119	321
Series 2014-LC17 Class XA, 0.9465% 10/10/47 (a)(g)	25,075	866
Series 2014-UBS4 Class XA, 1.2174% 8/10/47 (a)(g)	28,264	1,433
Series 2014-UBS6 Class XA, 1.0169% 12/10/47 (a)(g)	14,968	676
Series 2015-DC1 Class XA, 1.1593% 2/10/48 (a)(g)	36,973	1,924
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	11,697	11,231
Freddie Mac floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (a)(b)	2,700	2,703
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (a)(b)	5,400	5,403
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(f)	1,828	1,828
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	482	484
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (a)(b)(f)	409	409
GS Mortgage Securities Trust:
Series 2013-GC12 Class XA, 1.5229% 6/10/46 (a)(g)	7,293	398
Series 2014-GC20 Class XA, 1.0046% 4/10/47 (a)(g)	6,501	309
Series 2015-GC34 Class XA, 1.3559% 10/10/48 (a)(g)	10,532	793
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.1383% 4/15/47 (a)(g)	6,538	164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(f)	769	770
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1336% 10/15/48 (a)(g)	13,666	854
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(f)	1,220	1,194
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(f)	3,571	3,571
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.047% 12/15/50 (a)(g)	16,981	1,292
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.0929% 11/15/48 (a)(g)	10,987	672
Series 2017-C42 Class XA, 0.9025% 12/15/50 (a)(g)	19,729	1,374
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9498% 11/15/47 (a)(g)	8,534	378
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,503)		44,638
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (j)
(Cost $21,457)	21,452,692	21,457
TOTAL INVESTMENT IN SECURITIES - 122.3%
(Cost $1,238,903)		1,218,600
NET OTHER ASSETS (LIABILITIES) - (22.3)%		(222,147)
NET ASSETS - 100%		$996,453

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/33	$(7,650)	$(7,617)
3% 3/1/33	(7,050)	(7,019)
3% 3/1/33	(7,350)	(7,318)
3% 3/1/33	(9,850)	(9,807)
3% 3/1/33	(4,650)	(4,630)
3% 3/1/33	(4,650)	(4,630)
3% 3/1/48	(1,200)	(1,163)
3% 3/1/48	(2,100)	(2,035)
3% 3/1/48	(10,150)	(9,836)
3.5% 3/1/48	(550)	(549)
4% 3/1/48	(39,550)	(40,514)

TOTAL FANNIE MAE		(95,118)

Freddie Mac
4% 3/1/48	(5,400)	(5,533)
TOTAL TBA SALE COMMITMENTS
(Proceeds $100,593)		$(100,651)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	$19,190	$(567)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	19,190	(652)
TOTAL WRITTEN SWAPTIONS			$(1,219)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	June 2018	$430	$5	$5
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	47	June 2018	5,642	16	16
CBOT 2-Year U.S. Treasury Note Contracts (United States)	177	June 2018	37,607	64	64
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	June 2018	3,418	(2)	(2)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	144	June 2018	18,441	(57)	(57)
TOTAL SOLD					21
TOTAL FUTURES CONTRACTS					$26

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 6.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $63,836,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $350,000.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $622,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,981,000 or 5.0% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$135
Total	$135

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,020,158	$--	$1,020,158	$--
Asset-Backed Securities	26,277	--	26,277	--
Collateralized Mortgage Obligations	106,070	--	106,070	--
Commercial Mortgage Securities	44,638	--	44,638	--
Money Market Funds	21,457	21,457	--	--
Total Investments in Securities:	$1,218,600	$21,457	$1,197,143	$--
Derivative Instruments:
Assets
Futures Contracts	$85	$85	$--	$--
Total Assets	$85	$85	$--	$--
Liabilities
Futures Contracts	$(59)	$(59)	$--	$--
Written Swaptions	(1,219)	--	(1,219)	--
Total Liabilities	$(1,278)	$(59)	$(1,219)	$--
Total Derivative Instruments:	$(1,193)	$26	$(1,219)	$--
Other Financial Instruments:
TBA Sale Commitments	$(100,651)	$--	$(100,651)	$--
Total Other Financial Instruments:	$(100,651)	$--	$(100,651)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$85	$(59)
Written Swaptions(b)	0	(1,219)
Total Interest Rate Risk	85	(1,278)
Total Value of Derivatives	$85	$(1,278)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,217,446)	$1,197,143
Fidelity Central Funds (cost $21,457)	21,457
Total Investment in Securities (cost $1,238,903)		$1,218,600
Cash		61
Receivable for investments sold		31,978
Receivable for TBA sale commitments		100,593
Receivable for fund shares sold		1,521
Interest receivable		3,034
Distributions receivable from Fidelity Central Funds		33
Total assets		1,355,820
Liabilities
TBA sale commitments, at value	$100,651
Payable for investments purchased on a delayed delivery basis	255,753
Payable for fund shares redeemed	909
Distributions payable	352
Accrued management fee	254
Distribution and service plan fees payable	20
Payable for daily variation margin on futures contracts	77
Written options, at value (premium received $1,249)	1,219
Other affiliated payables	127
Other payables and accrued expenses	5
Total liabilities		359,367
Net Assets		$996,453
Net Assets consist of:
Paid in capital		$1,032,390
Distributions in excess of net investment income		(9,490)
Accumulated undistributed net realized gain (loss) on investments		(6,142)
Net unrealized appreciation (depreciation) on investments		(20,305)
Net Assets		$996,453
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,345 ÷ 2,874 shares)		$10.91
Maximum offering price per share (100/96.00 of $10.91)		$11.36
Class M:
Net Asset Value and redemption price per share ($17,880 ÷ 1,636 shares)		$10.93
Maximum offering price per share (100/96.00 of $10.93)		$11.39
Class C:
Net Asset Value and offering price per share ($10,567 ÷ 970 shares)(a)		$10.89
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($875,263 ÷ 80,046 shares)		$10.93
Class I:
Net Asset Value, offering price and redemption price per share ($61,398 ÷ 5,635 shares)		$10.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$13,910
Income from Fidelity Central Funds		135
Total income		14,045
Expenses
Management fee	$1,594
Transfer agent fees	564
Distribution and service plan fees	127
Fund wide operations fee	225
Independent trustees' fees and expenses	2
Miscellaneous	3
Total expenses before reductions	2,515
Expense reductions	(1)	2,514
Net investment income (loss)		11,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,788)
Futures contracts	1,310
Total net realized gain (loss)		(3,478)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(27,448)
Futures contracts	91
Written options	30
Delayed delivery commitments	121
Total change in net unrealized appreciation (depreciation)		(27,206)
Net gain (loss)		(30,684)
Net increase (decrease) in net assets resulting from operations		$(19,153)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,531	$21,024
Net realized gain (loss)	(3,478)	(1,704)
Change in net unrealized appreciation (depreciation)	(27,206)	(10,738)
Net increase (decrease) in net assets resulting from operations	(19,153)	8,582
Distributions to shareholders from net investment income	(16,863)	(22,676)
Share transactions - net increase (decrease)	(35,003)	(36,959)
Total increase (decrease) in net assets	(71,019)	(51,053)
Net Assets
Beginning of period	1,067,472	1,118,525
End of period	$996,453	$1,067,472
Other Information
Distributions in excess of net investment income end of period	$(9,490)	$(4,158)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.44	$11.29	$11.24	$10.89	$11.34
Income from Investment Operations
Net investment income (loss)A	.106	.185	.217	.223	.239	.169
Net realized and unrealized gain (loss)	(.331)	(.124)	.173	.047	.341	(.457)
Total from investment operations	(.225)	.061	.390	.270	.580	(.288)
Distributions from net investment income	(.165)	(.201)	(.234)	(.217)	(.230)	(.162)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.165)	(.201)	(.240)	(.220)	(.230)	(.162)
Net asset value, end of period	$10.91	$11.30	$11.44	$11.29	$11.24	$10.89
Total ReturnB,C,D	(2.01)%	.56%	3.49%	2.41%	5.37%	(2.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.81%	.81%	.79%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.81%	.81%	.79%
Expenses net of all reductions	.80%G	.79%	.79%	.81%	.81%	.79%
Net investment income (loss)	1.92%G	1.64%	1.92%	1.97%	2.15%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$31	$35	$49	$38	$41	$50
Portfolio turnover rateH	324%G	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$11.46	$11.31	$11.27	$10.92	$11.37
Income from Investment Operations
Net investment income (loss)A	.106	.184	.218	.225	.242	.173
Net realized and unrealized gain (loss)	(.331)	(.123)	.172	.037	.340	(.458)
Total from investment operations	(.225)	.061	.390	.262	.582	(.285)
Distributions from net investment income	(.165)	(.201)	(.234)	(.219)	(.232)	(.165)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.165)	(.201)	(.240)	(.222)	(.232)	(.165)
Net asset value, end of period	$10.93	$11.32	$11.46	$11.31	$11.27	$10.92
Total ReturnB,C,D	(2.01)%	.55%	3.48%	2.33%	5.38%	(2.54)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.80%	.79%	.79%	.77%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.79%	.77%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.79%	.77%
Net investment income (loss)	1.92%G	1.63%	1.92%	1.98%	2.17%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$18	$20	$25	$20	$22	$26
Portfolio turnover rateH	324%G	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.42	$11.27	$11.23	$10.88	$11.33
Income from Investment Operations
Net investment income (loss)A	.065	.100	.133	.141	.160	.088
Net realized and unrealized gain (loss)	(.332)	(.123)	.172	.037	.342	(.457)
Total from investment operations	(.267)	(.023)	.305	.178	.502	(.369)
Distributions from net investment income	(.123)	(.117)	(.149)	(.135)	(.152)	(.081)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.123)	(.117)	(.155)	(.138)	(.152)	(.081)
Net asset value, end of period	$10.89	$11.28	$11.42	$11.27	$11.23	$10.88
Total ReturnB,C,D	(2.38)%	(.19)%	2.72%	1.59%	4.64%	(3.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Net investment income (loss)	1.17%G	.89%	1.17%	1.25%	1.44%	.78%
Supplemental Data
Net assets, end of period (in millions)	$11	$13	$19	$16	$17	$17
Portfolio turnover rateH	324%G	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$11.47	$11.31	$11.27	$10.92	$11.37
Income from Investment Operations
Net investment income (loss)A	.126	.223	.257	.264	.279	.209
Net realized and unrealized gain (loss)	(.342)	(.123)	.182	.037	.341	(.458)
Total from investment operations	(.216)	.100	.439	.301	.620	(.249)
Distributions from net investment income	(.184)	(.240)	(.273)	(.258)	(.270)	(.201)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.184)	(.240)	(.279)	(.261)	(.270)	(.201)
Net asset value, end of period	$10.93	$11.33	$11.47	$11.31	$11.27	$10.92
Total ReturnB,C	(1.93)%	.90%	3.93%	2.68%	5.73%	(2.23)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.27%F	1.98%	2.26%	2.33%	2.51%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$875	$926	$948	$856	$785	$778
Portfolio turnover rateG	324%F	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.43	$11.27	$11.23	$10.88	$11.33
Income from Investment Operations
Net investment income (loss)A	.123	.218	.250	.256	.271	.200
Net realized and unrealized gain (loss)	(.322)	(.134)	.182	.038	.342	(.456)
Total from investment operations	(.199)	.084	.432	.294	.613	(.256)
Distributions from net investment income	(.181)	(.234)	(.266)	(.251)	(.263)	(.194)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.181)	(.234)	(.272)	(.254)	(.263)	(.194)
Net asset value, end of period	$10.90	$11.28	$11.43	$11.27	$11.23	$10.88
Total ReturnB,C	(1.78)%	.76%	3.88%	2.64%	5.69%	(2.30)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%F	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.49%F	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.23%F	1.94%	2.21%	2.28%	2.45%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$61	$73	$79	$72	$48	$34
Portfolio turnover rateG	324%F	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mortgage Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,658
Gross unrealized depreciation	(24,924)
Net unrealized appreciation (depreciation)	$(20,266)
Tax cost	$1,238,922

The Fund elected to defer to its next fiscal year approximately $2,723 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$1,310	$91
Written Options	–	30
Totals	$1,310	$121

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $19,196 and $66,122, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$42	$–
Class M	-%	.25%	24	3
Class C	.75%	.25%	61	–
			$127	$3

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	–(a)
$2

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32.19
Class M	19.20
Class C	12.19
Fidelity Mortgage Securities Fund	453.10
Class I	48.14
	$564

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$496	$725
Class M	279	387
Class C	135	167
Fidelity Mortgage Securities Fund	14,841	19,807
Class I	1,112	1,590
Total	$16,863	$22,676

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	128	465	$1,407	$5,257
Reinvestment of distributions	41	59	461	666
Shares redeemed	(413)	(1,657)	(4,583)	(18,650)
Net increase (decrease)	(244)	(1,133)	$(2,715)	$(12,727)
Class M
Shares sold	30	135	$327	$1,524
Reinvestment of distributions	24	33	273	373
Shares redeemed	(151)	(588)	(1,679)	(6,623)
Net increase (decrease)	(97)	(420)	$(1,079)	$(4,726)
Class C
Shares sold	20	218	$223	$2,442
Reinvestment of distributions	12	13	130	151
Shares redeemed	(234)	(713)	(2,582)	(7,980)
Net increase (decrease)	(202)	(482)	$(2,229)	$(5,387)
Fidelity Mortgage Securities Fund
Shares sold	11,535	26,395	$128,933	$297,107
Reinvestment of distributions	1,096	1,642	12,222	18,507
Shares redeemed	(14,354)	(28,916)	(160,518)	(325,419)
Net increase (decrease)	(1,723)	(879)	$(19,363)	$(9,805)
Class I
Shares sold	1,180	566	$13,216	$6,350
Reinvestment of distributions	97	139	1,073	1,563
Shares redeemed	(2,142)	(1,090)	(23,906)	(12,227)
Net increase (decrease)	(865)	(385)	$(9,617)	$(4,314)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.80%
Actual		$1,000.00	$979.90	$3.93
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.80%
Actual		$1,000.00	$979.90	$3.93
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$976.20	$7.59
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$980.70	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.49%
Actual		$1,000.00	$982.20	$2.41
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMOR-SANN-0418
1.703540.120

Fidelity® Mortgage Securities Fund Semi-Annual Report February 28, 2018 Fidelity® Mortgage Securities Fund is a class of Fidelity Advisor® Mortgage Securities Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2018

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	0.4
1 - 1.99%	3.1
2 - 2.99%	4.7
3 - 3.99%	52.9
4 - 4.99%	21.9
5 - 5.99%	4.5
6 - 6.99%	2.0
7% and above	0.5

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*,**
Mortgage Securities	102.4%
CMOs and Other Mortgage Related Securities	15.1%
Asset-Backed Securities	2.6%
Short-Term Investments and Net Other Assets (Liabilities)***	(20.1)%

 * Futures and Swaps - 6.5%

 ** Written options - (4.0)%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 102.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 52.2%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (a)(b)	62	65
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (a)(b)	89	92
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (a)(b)	87	90
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (a)(b)	18	19
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	146	153
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	30	31
12 month U.S. LIBOR + 1.685% 3.435% 4/1/36 (a)(b)	63	66
12 month U.S. LIBOR + 1.690% 3.506% 8/1/35 (a)(b)	190	199
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (a)(b)	20	21
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (a)(b)	105	108
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (a)(b)	24	25
12 month U.S. LIBOR + 1.750% 3.008% 8/1/41 (a)(b)	195	203
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (a)(b)	239	248
12 month U.S. LIBOR + 1.812% 3.562% 12/1/40 (a)(b)	2,267	2,371
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (a)(b)	341	353
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (a)(b)	15	16
12 month U.S. LIBOR + 1.875% 3.625% 10/1/36 (a)(b)	164	172
6 month U.S. LIBOR + 1.439% 2.814% 9/1/36 (a)(b)	80	81
U.S. TREASURY 1 YEAR INDEX + 2.158% 3.109% 7/1/35 (a)(b)	2	3
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (a)(b)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.417% 6/1/36 (a)(b)	237	251
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (a)(b)	27	28
2.5% 2/1/30 to 7/1/31	906	886
3% 8/1/27 to 1/1/47	101,312	99,309
3% 3/1/33 (c)	11,800	11,749
3% 3/1/33 (c)	4,500	4,481
3% 3/1/33 (c)	200	199
3% 3/1/33 (c)	250	249
3% 3/1/33 (c)	24,450	24,344
3% 3/1/48 (c)	15,400	14,923
3% 3/1/48 (c)	7,600	7,365
3% 3/1/48 (c)	12,800	12,404
3% 3/1/48 (c)	5,000	4,845
3.5% 9/1/29 to 10/1/56	103,656	104,175
3.5% 3/1/48 (c)	20,000	19,963
3.5% 3/1/48 (c)	10,000	9,982
3.5% 3/1/48 (c)	5,300	5,290
3.5% 3/1/48 (c)	5,300	5,290
4% 11/1/31 to 10/1/46	59,251	61,203
4% 3/1/48 (c)	7,400	7,580
4% 3/1/48 (c)	6,800	6,966
4% 3/1/48 (c)	7,100	7,273
4% 3/1/48 (c)	9,300	9,527
4% 3/1/48 (c)	8,950	9,168
4% 4/1/48 (c)	39,550	40,449
4.5% 5/1/25 to 8/1/56	14,100	14,884
5% 5/1/20 to 8/1/56	18,415	19,855
5.255% 8/1/41	622	664
5.5% 10/1/18 to 9/1/39	2,060	2,272
6% 7/1/39	973	1,068
6.309% 2/1/39	831	901
6.5% 2/1/20 to 8/1/39	5,524	6,175
7% 9/1/21 to 5/1/30	624	699
7.5% 8/1/22 to 9/1/32	466	536
8% 12/1/29 to 3/1/37	14	16
8.5% 2/1/22 to 3/1/23	35	38
9% 10/1/30	183	220
9.5% 10/1/21 to 8/1/22	0	0
		519,559
Freddie Mac - 23.4%
12 month U.S. LIBOR + 1.500% 3.208% 3/1/36 (a)(b)	147	150
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	53	54
12 month U.S. LIBOR + 1.750% 3.497% 12/1/40 (a)(b)	1,100	1,144
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (a)(b)	323	338
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	37	39
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (a)(b)	191	200
12 month U.S. LIBOR + 1.961% 3.809% 6/1/33 (a)(b)	427	446
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (a)(b)	56	59
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	137	145
12 month U.S. LIBOR + 2.280% 4.03% 10/1/36 (a)(b)	9	9
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (a)(b)	35	36
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (a)(b)	28	29
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (a)(b)	51	53
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (a)(b)	25	26
6 month U.S. LIBOR + 2.010% 3.51% 6/1/37 (a)(b)	20	21
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (a)(b)	62	64
6 month U.S. LIBOR + 2.066% 3.544% 6/1/37 (a)(b)	355	372
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (a)(b)	27	28
U.S. TREASURY 1 YEAR INDEX + 2.231% 3.231% 5/1/34 (a)(b)	3	4
2.5% 7/1/31	1,500	1,468
3% 2/1/32 to 2/1/47	57,927	56,539
3.5% 6/1/27 to 3/1/48 (d)(e)	93,115	93,842
4% 1/1/36 to 6/1/47	45,067	46,527
4% 3/1/48 (c)	5,400	5,533
4% 4/1/48 (c)	5,400	5,524
4.5% 7/1/25 to 3/1/44	5,219	5,519
5% 7/1/33 to 7/1/41	2,992	3,227
5.5% 3/1/20 to 10/1/39	5,254	5,756
6% 2/1/19 to 6/1/39	1,307	1,452
6.5% 4/1/21 to 9/1/39	2,246	2,472
7% 6/1/21 to 9/1/36	887	999
7.5% 1/1/27 to 7/1/34	1,107	1,272
8% 4/1/21 to 1/1/37	6	7
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	1	1
		233,355
Ginnie Mae - 26.8%
3.5% 11/20/41 to 1/20/48 (d)	82,907	83,660
4% 7/20/33 to 7/20/47	51,473	53,173
4.5% 8/15/33 to 6/15/41	22,113	23,398
5.5% 12/15/38 to 9/15/39	603	670
6.5% 10/15/34 to 7/15/36	137	155
7% 2/15/24 to 4/20/32	664	758
7.5% 12/15/21 to 12/15/29	176	197
8% 6/15/21 to 12/15/25	89	100
8.5% 11/15/27 to 10/15/28	78	90
3% 6/15/42 to 12/20/47	59,463	58,285
3% 3/1/48 (c)	11,850	11,587
3.5% 3/1/48 (c)	30,000	30,172
3.5% 3/1/48 (c)	650	654
5% 9/20/33 to 6/15/41	3,979	4,345
		267,244
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,038,355)		1,020,158

Asset-Backed Securities - 2.6%
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (f)	$927	$927
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (f)	3,108	3,095
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.9707% 10/25/37 (a)(b)(f)	4,353	4,374
CLUB Credit Trust:
Series 2017-NP1 Class A, 2.39% 4/17/23 (f)	56	56
Series 2017-P1 Class A, 2.54% 9/15/23 (f)	735	733
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (f)	501	501
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.5507% 8/25/35 (a)(b)	91	91
Exeter Automobile Receivables Trust:
Series 2016-1A Class A, 2.8% 7/15/20 (f)	234	234
Series 2017-2A Class A, 2.11% 6/15/21 (f)	713	712
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (f)	669	669
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	29	3
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.9107% 8/25/36 (a)(b)	4,977	4,977
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (f)	3,291	3,277
Series 2017-2A Class A1, 2.12% 9/25/27 (f)	5,021	5,002
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (a)(b)(f)	727	732
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 1.9914% 5/25/35 (a)(b)	893	894
TOTAL ASSET-BACKED SECURITIES
(Cost $26,082)		26,277

Collateralized Mortgage Obligations - 10.6%
Private Sponsor - 3.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.6921% 6/27/36 (a)(b)(f)	3,728	3,670
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.6731% 12/26/35 (a)(f)	341	342
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.3539% 3/27/36 (a)(f)	$1,374	$1,374
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	238	242
Series 2012-RR5 Class 8A5, 1.7011% 7/26/36 (a)(f)	518	506
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	3,825	3,793
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7416% 1/25/37 (a)(f)	477	486
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (f)	1,287	1,292
Series 2012-2R Class 1A1, 3.6199% 5/27/35 (a)(f)	274	273
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.8321% 5/27/37 (a)(b)(f)	2,687	2,607
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.2521% 5/27/37 (a)(b)(f)	523	512
CSMC Trust Series 2009-5R Class 2A2, 3.3536% 7/26/49 (a)(f)	193	193
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (a)	199	204
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	3,034	3,014
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	3,648	3,525
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.7672% 6/21/36 (a)(b)(f)	1,189	1,174
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.3978% 7/25/19 (a)	294	293
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (a)(b)	562	552
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.5335% 3/26/37 (a)(f)	231	230
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (a)	52	53
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.2607% 9/25/43 (a)(b)	2,633	2,545
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/33	36	35
Series 2003-MS5 Class 1A1, 5% 3/25/18	12	12
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 3.3927% 9/25/33 (a)	440	450
Series 2005-AR10 Class 2A15, 3.5661% 6/25/35 (a)	3,055	3,122
Series 2005-AR2 Class 1A2, 3.5392% 3/25/35 (a)	132	132
Series 2006-AR10 Class 3A1, 3.4794% 7/25/36 (a)	23	23
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.5053% 6/27/36 (a)(f)	175	175
Class 2A1, 3.4585% 6/27/36 (a)(f)	335	334
		31,163
U.S. Government Agency - 7.5%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4793% 12/25/33 (a)(g)(h)	212	45
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	387	418
Series 1999-32 Class PL, 6% 7/25/29	357	387
Series 1999-33 Class PK, 6% 7/25/29	268	290
Series 2001-52 Class YZ, 6.5% 10/25/31	31	34
Series 2005-39 Class TE, 5% 5/25/35	562	596
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3362% 8/25/35 (a)(h)	36	42
Series 2012-149:
Class DA, 1.75% 1/25/43	305	292
Class GA, 1.75% 6/25/42	301	287
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	391	427
Series 2001-31 Class ZC, 6.5% 7/25/31	165	183
Series 2002-16 Class ZD, 6.5% 4/25/32	58	65
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9293% 11/25/32 (a)(g)(h)	151	20
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	449	46
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0193% 12/25/36 (a)(g)(h)	136	25
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8193% 5/25/37 (a)(g)(h)	83	13
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.2156% 9/25/23 (a)(h)	19	22
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4793% 3/25/33 (a)(g)(h)	57	10
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 5.8793% 5/25/18 (a)(g)(h)	0	0
Series 2005-79 Class ZC, 5.9% 9/25/35	335	372
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8958% 6/25/37 (a)(h)	288	524
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (a)(h)	87	141
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7293% 3/25/38 (a)(g)(h)	441	63
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.6293% 3/25/24 (a)(g)(h)	0	0
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	5	0
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	27	1
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	37	1
Series 2010-12 Class AI, 5% 12/25/18 (g)	20	0
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.4293% 12/25/40 (a)(g)(h)	412	55
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	486	50
Series 2010-150 Class ZC, 4.75% 1/25/41	1,299	1,390
Series 2010-23:
Class AI, 5% 12/25/18 (g)	5	0
Class HI, 4.5% 10/25/18 (g)	12	0
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	24	0
Series 2010-95 Class ZC, 5% 9/25/40	2,626	2,843
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	107	5
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.9893% 4/25/41 (a)(g)(h)	796	111
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.9293% 11/25/41 (a)(g)(h)	758	118
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.9793% 8/25/39 (a)(g)(h)	680	84
Series 2011-4 Class PZ, 5% 2/25/41	552	614
Series 2011-67 Class AI, 4% 7/25/26 (g)	130	12
Series 2011-83 Class DI, 6% 9/25/26 (g)	152	13
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,236	118
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0293% 12/25/30 (a)(g)(h)	451	53
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.8293% 5/25/42 (a)(g)(h)	1,600	290
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9293% 6/25/41 (a)(g)(h)	564	77
Series 2013-133 Class IB, 3% 4/25/32 (g)	868	83
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4293% 1/25/44 (a)(g)(h)	370	56
Series 2013-51 Class GI, 3% 10/25/32 (g)	283	28
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0993% 6/25/35 (a)(g)(h)	463	74
Series 2015-42:
Class IL, 6% 6/25/45 (g)	1,852	444
Class LS, 6.200% - 1 month U.S. LIBOR 4.5793% 6/25/45 (a)(g)(h)	2,068	280
Series 2015-70 Class JC, 3% 10/25/45	2,311	2,297
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.4793% 5/25/39 (a)(g)(h)	3,573	516
Series 2017-30 Class AI, 5.5% 5/25/47	895	209
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	0	0
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	122	28
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	77	15
Class 13, 6% 3/25/34 (g)	105	21
Series 359 Class 19, 6% 7/25/35 (a)(g)	65	12
Series 384 Class 6, 5% 7/25/37 (g)	240	47
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	429	465
Series 2104 Class PG, 6% 12/15/28	121	130
Series 2121 Class MG, 6% 2/15/29	177	191
Series 2154 Class PT, 6% 5/15/29	305	332
Series 2162 Class PH, 6% 6/15/29	46	49
Series 2520 Class BE, 6% 11/15/32	214	237
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.0125% 3/15/23 (a)(g)(h)	15	1
Series 2693 Class MD, 5.5% 10/15/33	3,842	4,186
Series 2802 Class OB, 6% 5/15/34	874	937
Series 3002 Class NE, 5% 7/15/35	341	361
Series 3189 Class PD, 6% 7/15/36	323	360
Series 3415 Class PC, 5% 12/15/37	98	104
Series 3786 Class HI, 4% 3/15/38 (g)	473	38
Series 3806 Class UP, 4.5% 2/15/41	943	978
Series 3832 Class PE, 5% 3/15/41	960	1,028
Series 4135 Class AB, 1.75% 6/15/42	225	215
Series 70 Class C, 9% 9/15/20	0	0
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	60	66
Series 2135 Class JE, 6% 3/15/29	232	252
Series 2274 Class ZM, 6.5% 1/15/31	107	119
Series 2281 Class ZB, 6% 3/15/30	85	89
Series 2357 Class ZB, 6.5% 9/15/31	208	232
Series 2502 Class ZC, 6% 9/15/32	215	236
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,172
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.0125% 2/15/36 (a)(g)(h)	121	21
Series 1658 Class GZ, 7% 1/15/24	223	237
Series 2013-4281 Class AI, 4% 12/15/28 (g)	1,029	87
Series 2017-4683 Class LM, 3% 5/15/47	1,851	1,844
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.6125% 11/15/31 (a)(g)(h)	863	123
Series 2587 Class IM, 6.5% 3/15/33 (g)	119	28
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.4813% 8/15/24 (a)(h)	6	8
Class SD, 86.400% - 1 month U.S. LIBOR 65.8125% 8/15/24 (a)(h)	9	15
Series 2933 Class ZM, 5.75% 2/15/35	712	803
Series 2935 Class ZK, 5.5% 2/15/35	1,246	1,362
Series 2947 Class XZ, 6% 3/15/35	430	468
Series 2996 Class ZD, 5.5% 6/15/35	569	632
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 5.0025% 10/15/35 (a)(g)(h)	161	27
Series 3237 Class C, 5.5% 11/15/36	834	915
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0725% 11/15/36 (a)(g)(h)	325	53
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.5325% 3/15/37 (a)(g)(h)	714	108
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.1625% 3/15/37 (a)(g)(h)	450	78
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1725% 4/15/37 (a)(g)(h)	685	122
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9925% 6/15/37 (a)(g)(h)	276	41
Series 3772 Class BI, 4.5% 10/15/18 (g)	22	0
Series 3949 Class MK, 4.5% 10/15/34	243	253
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.3625% 9/15/41 (a)(g)(h)	719	97
Class YI, 3% 11/15/21 (g)	619	24
Series 4055 Class BI, 3.5% 5/15/31 (g)	796	87
Series 4149 Class IO, 3% 1/15/33 (g)	123	16
Series 4314 Class AI, 5% 3/15/34 (g)	291	31
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,362	183
Series 4471 Class PA 4% 12/15/40	3,119	3,193
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	173	191
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,576	2,667
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1019% 6/16/37 (a)(g)(h)	161	28
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (a)(b)(i)	239	239
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (a)(b)(i)	293	292
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (a)(b)(i)	334	333
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (a)(b)(i)	129	129
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (a)(b)(i)	554	555
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8776% 12/20/40 (a)(h)	1,181	1,220
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	273	33
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 6.3619% 4/16/32 (a)(g)(h)	826	139
Series 2002-42 Class ZA, 6% 6/20/32	275	302
Series 2004-24 Class ZM, 5% 4/20/34	538	576
Series 2010-160 Class DY, 4% 12/20/40	3,450	3,567
Series 2010-170 Class B, 4% 12/20/40	779	806
Series 2001-3 Class S, 8.100% - 1 month U.S. LIBOR 6.5119% 2/16/31 (a)(g)(h)	174	24
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.5119% 12/16/23 (a)(g)(h)	398	45
Class SP, 8.750% - 1 month U.S. LIBOR 7.1619% 9/16/26 (a)(g)(h)	223	22
Series 2001-38 Class SB, 7.580% - 1 month U.S. LIBOR 5.9919% 8/16/31 (a)(g)(h)	284	40
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 6.0119% 12/16/25 (a)(g)(h)	540	59
Class SL, 7.600% - 1 month U.S. LIBOR 6.0119% 5/16/30 (a)(g)(h)	811	114
Class SV, 8.250% - 1 month U.S. LIBOR 6.6619% 12/16/28 (a)(g)(h)	64	6
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.61% 11/20/31 (a)(g)(h)	407	76
Class ST, 7.700% - 1 month U.S. LIBOR 6.1119% 8/16/27 (a)(g)(h)	187	27
Series 2002-5 Class SP, 7.450% - 1 month U.S. LIBOR 5.8619% 1/16/32 (a)(g)(h)	282	35
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.9119% 5/16/34 (a)(g)(h)	275	41
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6119% 8/17/34 (a)(g)(h)	105	20
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,155	263
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.1119% 6/16/42 (a)(g)(h)	517	82
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (a)(h)	821	841
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (a)(h)	2,279	2,362
Series 2013-149 Class MA, 2.5% 5/20/40	4,224	4,120
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	9,096	9,070
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	3,806	3,795
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (a)(b)(i)	5,891	5,907
		74,907
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $107,506)		106,070

Commercial Mortgage Securities - 4.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (a)(g)	82	1
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (f)	1,577	1,584
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(f)	28	26
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(f)	29	27
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(f)	47	40
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9596% 9/10/58 (a)(g)	22,634	1,262
Series 2016-P6 Class XA, 0.8303% 12/10/49 (a)(g)	22,510	1,033
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.22% 8/10/47 (a)(g)	33,650	1,618
Series 2014-CR20 Class XA, 1.1559% 11/10/47 (a)(g)	6,119	321
Series 2014-LC17 Class XA, 0.9465% 10/10/47 (a)(g)	25,075	866
Series 2014-UBS4 Class XA, 1.2174% 8/10/47 (a)(g)	28,264	1,433
Series 2014-UBS6 Class XA, 1.0169% 12/10/47 (a)(g)	14,968	676
Series 2015-DC1 Class XA, 1.1593% 2/10/48 (a)(g)	36,973	1,924
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	11,697	11,231
Freddie Mac floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (a)(b)	2,700	2,703
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (a)(b)	5,400	5,403
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(f)	1,828	1,828
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	482	484
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 2.7595% 2/15/27 (a)(b)(f)	409	409
GS Mortgage Securities Trust:
Series 2013-GC12 Class XA, 1.5229% 6/10/46 (a)(g)	7,293	398
Series 2014-GC20 Class XA, 1.0046% 4/10/47 (a)(g)	6,501	309
Series 2015-GC34 Class XA, 1.3559% 10/10/48 (a)(g)	10,532	793
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.1383% 4/15/47 (a)(g)	6,538	164
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(f)	769	770
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1336% 10/15/48 (a)(g)	13,666	854
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(f)	1,220	1,194
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(f)	3,571	3,571
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.047% 12/15/50 (a)(g)	16,981	1,292
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31 Class XA, 1.0929% 11/15/48 (a)(g)	10,987	672
Series 2017-C42 Class XA, 0.9025% 12/15/50 (a)(g)	19,729	1,374
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9498% 11/15/47 (a)(g)	8,534	378
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $45,503)		44,638
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.41% (j)
(Cost $21,457)	21,452,692	21,457
TOTAL INVESTMENT IN SECURITIES - 122.3%
(Cost $1,238,903)		1,218,600
NET OTHER ASSETS (LIABILITIES) - (22.3)%		(222,147)
NET ASSETS - 100%		$996,453

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/33	$(7,650)	$(7,617)
3% 3/1/33	(7,050)	(7,019)
3% 3/1/33	(7,350)	(7,318)
3% 3/1/33	(9,850)	(9,807)
3% 3/1/33	(4,650)	(4,630)
3% 3/1/33	(4,650)	(4,630)
3% 3/1/48	(1,200)	(1,163)
3% 3/1/48	(2,100)	(2,035)
3% 3/1/48	(10,150)	(9,836)
3.5% 3/1/48	(550)	(549)
4% 3/1/48	(39,550)	(40,514)

TOTAL FANNIE MAE		(95,118)

Freddie Mac
4% 3/1/48	(5,400)	(5,533)
TOTAL TBA SALE COMMITMENTS
(Proceeds $100,593)		$(100,651)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	$19,190	$(567)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	19,190	(652)
TOTAL WRITTEN SWAPTIONS			$(1,219)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	June 2018	$430	$5	$5
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	47	June 2018	5,642	16	16
CBOT 2-Year U.S. Treasury Note Contracts (United States)	177	June 2018	37,607	64	64
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	June 2018	3,418	(2)	(2)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	144	June 2018	18,441	(57)	(57)
TOTAL SOLD					21
TOTAL FUTURES CONTRACTS					$26

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 6.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $63,836,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $350,000.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $622,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,981,000 or 5.0% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$135
Total	$135

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,020,158	$--	$1,020,158	$--
Asset-Backed Securities	26,277	--	26,277	--
Collateralized Mortgage Obligations	106,070	--	106,070	--
Commercial Mortgage Securities	44,638	--	44,638	--
Money Market Funds	21,457	21,457	--	--
Total Investments in Securities:	$1,218,600	$21,457	$1,197,143	$--
Derivative Instruments:
Assets
Futures Contracts	$85	$85	$--	$--
Total Assets	$85	$85	$--	$--
Liabilities
Futures Contracts	$(59)	$(59)	$--	$--
Written Swaptions	(1,219)	--	(1,219)	--
Total Liabilities	$(1,278)	$(59)	$(1,219)	$--
Total Derivative Instruments:	$(1,193)	$26	$(1,219)	$--
Other Financial Instruments:
TBA Sale Commitments	$(100,651)	$--	$(100,651)	$--
Total Other Financial Instruments:	$(100,651)	$--	$(100,651)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$85	$(59)
Written Swaptions(b)	0	(1,219)
Total Interest Rate Risk	85	(1,278)
Total Value of Derivatives	$85	$(1,278)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,217,446)	$1,197,143
Fidelity Central Funds (cost $21,457)	21,457
Total Investment in Securities (cost $1,238,903)		$1,218,600
Cash		61
Receivable for investments sold		31,978
Receivable for TBA sale commitments		100,593
Receivable for fund shares sold		1,521
Interest receivable		3,034
Distributions receivable from Fidelity Central Funds		33
Total assets		1,355,820
Liabilities
TBA sale commitments, at value	$100,651
Payable for investments purchased on a delayed delivery basis	255,753
Payable for fund shares redeemed	909
Distributions payable	352
Accrued management fee	254
Distribution and service plan fees payable	20
Payable for daily variation margin on futures contracts	77
Written options, at value (premium received $1,249)	1,219
Other affiliated payables	127
Other payables and accrued expenses	5
Total liabilities		359,367
Net Assets		$996,453
Net Assets consist of:
Paid in capital		$1,032,390
Distributions in excess of net investment income		(9,490)
Accumulated undistributed net realized gain (loss) on investments		(6,142)
Net unrealized appreciation (depreciation) on investments		(20,305)
Net Assets		$996,453
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,345 ÷ 2,874 shares)		$10.91
Maximum offering price per share (100/96.00 of $10.91)		$11.36
Class M:
Net Asset Value and redemption price per share ($17,880 ÷ 1,636 shares)		$10.93
Maximum offering price per share (100/96.00 of $10.93)		$11.39
Class C:
Net Asset Value and offering price per share ($10,567 ÷ 970 shares)(a)		$10.89
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($875,263 ÷ 80,046 shares)		$10.93
Class I:
Net Asset Value, offering price and redemption price per share ($61,398 ÷ 5,635 shares)		$10.90

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$13,910
Income from Fidelity Central Funds		135
Total income		14,045
Expenses
Management fee	$1,594
Transfer agent fees	564
Distribution and service plan fees	127
Fund wide operations fee	225
Independent trustees' fees and expenses	2
Miscellaneous	3
Total expenses before reductions	2,515
Expense reductions	(1)	2,514
Net investment income (loss)		11,531
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,788)
Futures contracts	1,310
Total net realized gain (loss)		(3,478)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(27,448)
Futures contracts	91
Written options	30
Delayed delivery commitments	121
Total change in net unrealized appreciation (depreciation)		(27,206)
Net gain (loss)		(30,684)
Net increase (decrease) in net assets resulting from operations		$(19,153)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,531	$21,024
Net realized gain (loss)	(3,478)	(1,704)
Change in net unrealized appreciation (depreciation)	(27,206)	(10,738)
Net increase (decrease) in net assets resulting from operations	(19,153)	8,582
Distributions to shareholders from net investment income	(16,863)	(22,676)
Share transactions - net increase (decrease)	(35,003)	(36,959)
Total increase (decrease) in net assets	(71,019)	(51,053)
Net Assets
Beginning of period	1,067,472	1,118,525
End of period	$996,453	$1,067,472
Other Information
Distributions in excess of net investment income end of period	$(9,490)	$(4,158)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.30	$11.44	$11.29	$11.24	$10.89	$11.34
Income from Investment Operations
Net investment income (loss)A	.106	.185	.217	.223	.239	.169
Net realized and unrealized gain (loss)	(.331)	(.124)	.173	.047	.341	(.457)
Total from investment operations	(.225)	.061	.390	.270	.580	(.288)
Distributions from net investment income	(.165)	(.201)	(.234)	(.217)	(.230)	(.162)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.165)	(.201)	(.240)	(.220)	(.230)	(.162)
Net asset value, end of period	$10.91	$11.30	$11.44	$11.29	$11.24	$10.89
Total ReturnB,C,D	(2.01)%	.56%	3.49%	2.41%	5.37%	(2.57)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.79%	.81%	.81%	.79%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.81%	.81%	.79%
Expenses net of all reductions	.80%G	.79%	.79%	.81%	.81%	.79%
Net investment income (loss)	1.92%G	1.64%	1.92%	1.97%	2.15%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$31	$35	$49	$38	$41	$50
Portfolio turnover rateH	324%G	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$11.46	$11.31	$11.27	$10.92	$11.37
Income from Investment Operations
Net investment income (loss)A	.106	.184	.218	.225	.242	.173
Net realized and unrealized gain (loss)	(.331)	(.123)	.172	.037	.340	(.458)
Total from investment operations	(.225)	.061	.390	.262	.582	(.285)
Distributions from net investment income	(.165)	(.201)	(.234)	(.219)	(.232)	(.165)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.165)	(.201)	(.240)	(.222)	(.232)	(.165)
Net asset value, end of period	$10.93	$11.32	$11.46	$11.31	$11.27	$10.92
Total ReturnB,C,D	(2.01)%	.55%	3.48%	2.33%	5.38%	(2.54)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.79%	.80%	.79%	.79%	.77%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.79%	.77%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.79%	.77%
Net investment income (loss)	1.92%G	1.63%	1.92%	1.98%	2.17%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$18	$20	$25	$20	$22	$26
Portfolio turnover rateH	324%G	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.42	$11.27	$11.23	$10.88	$11.33
Income from Investment Operations
Net investment income (loss)A	.065	.100	.133	.141	.160	.088
Net realized and unrealized gain (loss)	(.332)	(.123)	.172	.037	.342	(.457)
Total from investment operations	(.267)	(.023)	.305	.178	.502	(.369)
Distributions from net investment income	(.123)	(.117)	(.149)	(.135)	(.152)	(.081)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.123)	(.117)	(.155)	(.138)	(.152)	(.081)
Net asset value, end of period	$10.89	$11.28	$11.42	$11.27	$11.23	$10.88
Total ReturnB,C,D	(2.38)%	(.19)%	2.72%	1.59%	4.64%	(3.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Expenses net of all reductions	1.55%G	1.54%	1.54%	1.53%	1.52%	1.52%
Net investment income (loss)	1.17%G	.89%	1.17%	1.25%	1.44%	.78%
Supplemental Data
Net assets, end of period (in millions)	$11	$13	$19	$16	$17	$17
Portfolio turnover rateH	324%G	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$11.47	$11.31	$11.27	$10.92	$11.37
Income from Investment Operations
Net investment income (loss)A	.126	.223	.257	.264	.279	.209
Net realized and unrealized gain (loss)	(.342)	(.123)	.182	.037	.341	(.458)
Total from investment operations	(.216)	.100	.439	.301	.620	(.249)
Distributions from net investment income	(.184)	(.240)	(.273)	(.258)	(.270)	(.201)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.184)	(.240)	(.279)	(.261)	(.270)	(.201)
Net asset value, end of period	$10.93	$11.33	$11.47	$11.31	$11.27	$10.92
Total ReturnB,C	(1.93)%	.90%	3.93%	2.68%	5.73%	(2.23)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.27%F	1.98%	2.26%	2.33%	2.51%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$875	$926	$948	$856	$785	$778
Portfolio turnover rateG	324%F	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.28	$11.43	$11.27	$11.23	$10.88	$11.33
Income from Investment Operations
Net investment income (loss)A	.123	.218	.250	.256	.271	.200
Net realized and unrealized gain (loss)	(.322)	(.134)	.182	.038	.342	(.456)
Total from investment operations	(.199)	.084	.432	.294	.613	(.256)
Distributions from net investment income	(.181)	(.234)	(.266)	(.251)	(.263)	(.194)
Distributions from net realized gain	–	–	(.006)	(.003)	–	–
Total distributions	(.181)	(.234)	(.272)	(.254)	(.263)	(.194)
Net asset value, end of period	$10.90	$11.28	$11.43	$11.27	$11.23	$10.88
Total ReturnB,C	(1.78)%	.76%	3.88%	2.64%	5.69%	(2.30)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49%F	.49%	.50%	.50%	.51%	.51%
Expenses net of all reductions	.49%F	.49%	.50%	.50%	.51%	.51%
Net investment income (loss)	2.23%F	1.94%	2.21%	2.28%	2.45%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$61	$73	$79	$72	$48	$34
Portfolio turnover rateG	324%F	357%	404%	439%	398%	474%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mortgage Securities and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, expiring capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,658
Gross unrealized depreciation	(24,924)
Net unrealized appreciation (depreciation)	$(20,266)
Tax cost	$1,238,922

The Fund elected to defer to its next fiscal year approximately $2,723 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$1,310	$91
Written Options	–	30
Totals	$1,310	$121

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $19,196 and $66,122, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$42	$–
Class M	-%	.25%	24	3
Class C	.75%	.25%	61	–
			$127	$3

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2
Class M	–(a)
Class C(b)	–(a)
$2

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32.19
Class M	19.20
Class C	12.19
Fidelity Mortgage Securities Fund	453.10
Class I	48.14
	$564

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$496	$725
Class M	279	387
Class C	135	167
Fidelity Mortgage Securities Fund	14,841	19,807
Class I	1,112	1,590
Total	$16,863	$22,676

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	128	465	$1,407	$5,257
Reinvestment of distributions	41	59	461	666
Shares redeemed	(413)	(1,657)	(4,583)	(18,650)
Net increase (decrease)	(244)	(1,133)	$(2,715)	$(12,727)
Class M
Shares sold	30	135	$327	$1,524
Reinvestment of distributions	24	33	273	373
Shares redeemed	(151)	(588)	(1,679)	(6,623)
Net increase (decrease)	(97)	(420)	$(1,079)	$(4,726)
Class C
Shares sold	20	218	$223	$2,442
Reinvestment of distributions	12	13	130	151
Shares redeemed	(234)	(713)	(2,582)	(7,980)
Net increase (decrease)	(202)	(482)	$(2,229)	$(5,387)
Fidelity Mortgage Securities Fund
Shares sold	11,535	26,395	$128,933	$297,107
Reinvestment of distributions	1,096	1,642	12,222	18,507
Shares redeemed	(14,354)	(28,916)	(160,518)	(325,419)
Net increase (decrease)	(1,723)	(879)	$(19,363)	$(9,805)
Class I
Shares sold	1,180	566	$13,216	$6,350
Reinvestment of distributions	97	139	1,073	1,563
Shares redeemed	(2,142)	(1,090)	(23,906)	(12,227)
Net increase (decrease)	(865)	(385)	$(9,617)	$(4,314)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.80%
Actual		$1,000.00	$979.90	$3.93
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.80%
Actual		$1,000.00	$979.90	$3.93
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$976.20	$7.59
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$980.70	$2.21
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.49%
Actual		$1,000.00	$982.20	$2.41
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Limited Term Bond Fund Class A, Class M, Class C and Class I Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	8.1%
AAA	12.9%
AA	3.4%
A	26.0%
BBB	41.9%
BB and Below	6.5%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Corporate Bonds	74.4%
U.S. Government and U.S. Government Agency Obligations	8.1%
Asset-Backed Securities	5.7%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	0.6%
Other Investments	2.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 16.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 73.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 3.6%
American Honda Finance Corp.:
1.7% 2/22/19	$1,918,000	$1,903,912
1.7% 9/9/21	3,613,000	3,461,813
2% 2/14/20	5,000,000	4,936,278
2.65% 2/12/21	5,000,000	4,978,687
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	6,913,375
2.7% 4/6/22 (a)	5,799,000	5,698,052
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	5,000,000	4,917,440
2.25% 3/2/20 (a)	3,020,000	2,982,863
2.3% 1/6/20 (a)	5,000,000	4,946,091
2.3% 2/12/21 (a)	5,500,000	5,384,715
2.45% 5/18/20 (a)	6,415,000	6,345,005
2.85% 1/6/22 (a)	3,175,000	3,126,154
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,946,386
2.65% 4/13/20	7,684,000	7,610,724
3.15% 1/15/20	5,000,000	5,007,694
3.2% 7/13/20	5,000,000	4,999,877
3.25% 1/5/23	5,000,000	4,895,494
4.2% 3/1/21	3,000,000	3,070,298
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	4,458,000	4,394,823
Volkswagen International Finance NV 2.125% 11/20/18 (a)	1,500,000	1,496,239
		92,015,920
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	4,228,000	4,210,819
6.875% 8/15/18	1,020,000	1,040,766
		5,251,585
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.:
2.1% 12/7/18	742,000	740,401
2.2% 5/26/20	5,000,000	4,950,742
2.625% 1/15/22	3,229,000	3,173,623
2.75% 12/9/20	5,345,000	5,337,941
		14,202,707
Household Durables - 0.6%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,695,618
4% 2/15/20	3,000,000	3,064,794
Lennar Corp. 2.95% 11/29/20 (a)	5,800,000	5,640,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,515,625
		14,916,537
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	4,922,000	4,765,636
Media - 3.2%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,557,566
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,992,172
CBS Corp. 2.3% 8/15/19	3,663,000	3,644,698
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	15,000,000	15,110,169
Comcast Corp. 1.625% 1/15/22	15,111,000	14,331,863
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,767,066
Historic Tw, Inc. 6.875% 6/15/18	5,095,000	5,156,047
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	2,980,250
Time Warner Cable, Inc.:
6.75% 7/1/18	5,651,000	5,726,492
8.25% 4/1/19	500,000	527,845
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,988,379
4.75% 3/29/21	3,683,000	3,858,583
Walt Disney Co. 1.85% 5/30/19	6,000,000	5,962,504
		82,603,634

TOTAL CONSUMER DISCRETIONARY		213,756,019

CONSUMER STAPLES - 5.1%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	4,966,138
2.15% 2/1/19	1,500,000	1,493,254
2.65% 2/1/21	12,890,000	12,770,355
3.3% 2/1/23	9,190,000	9,150,829
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	2,310,000	2,309,643
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,796,971
		35,487,190
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,915,984
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,546,750
2.25% 12/5/18	8,376,000	8,353,427
2.25% 8/12/19	10,000,000	9,915,625
2.8% 7/20/20	1,496,000	1,485,472
Kroger Co. 3.3% 1/15/21	5,000,000	5,030,552
		36,247,810
Food Products - 0.4%
General Mills, Inc. 2.2% 10/21/19	2,000,000	1,982,204
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,951,764
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,980,680
		10,914,648
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,984,939
Bat Capital Corp. 2.764% 8/15/22 (a)	10,000,000	9,714,837
BAT International Finance PLC:
1.85% 6/15/18 (a)	10,000,000	9,974,957
2.75% 6/15/20 (a)	8,160,000	8,100,777
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	2,866,000	2,860,652
2.95% 7/21/20 (a)	3,000,000	2,995,019
Philip Morris International, Inc.:
1.875% 1/15/19	2,641,000	2,625,139
1.875% 2/25/21	6,954,000	6,723,090
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,165,461
4% 6/12/22	1,077,000	1,099,482
		50,244,353

TOTAL CONSUMER STAPLES		132,894,001

ENERGY - 7.0%
Energy Equipment & Services - 0.6%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	818,987
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	992,500
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,647,652
3% 12/21/20 (a)	5,000,000	5,005,372
		16,464,511
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	583,282
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,993,850
1.676% 5/3/19	989,000	979,858
2.315% 2/13/20	4,411,000	4,373,829
2.521% 1/15/20	4,688,000	4,668,659
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	8,001,129
Cenovus Energy, Inc.:
3% 8/15/22	1,504,000	1,458,208
5.7% 10/15/19	297,000	308,221
Chevron Corp. 1.961% 3/3/20	4,000,000	3,946,669
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,106,813
3.3% 6/1/20	1,439,000	1,444,411
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,906,450
DCP Midstream Operating LP 2.7% 4/1/19	821,000	811,764
Devon Energy Corp. 3.25% 5/15/22	7,000,000	6,929,620
Encana Corp.:
3.9% 11/15/21	4,500,000	4,579,696
6.5% 5/15/19	5,000,000	5,212,151
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,331,497
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	780,409
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,627,789
2.55% 10/15/19	5,678,000	5,651,978
2.8% 2/15/21	2,038,000	2,024,181
2.85% 4/15/21	1,590,000	1,578,631
EQT Corp. 2.5% 10/1/20	2,497,000	2,459,465
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,715,422
2.726% 3/1/23	2,954,000	2,913,058
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,733,915
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,287,826
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,761,500
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,210,661
MPLX LP 3.375% 3/15/23	3,258,000	3,233,613
Petrobras Global Finance BV 6.125% 1/17/22	7,000,000	7,366,450
Petroleos Mexicanos:
4.625% 9/21/23	4,535,000	4,558,129
5.375% 3/13/22 (a)	1,440,000	1,504,800
6.375% 2/4/21	2,000,000	2,137,000
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,798,281
3.65% 6/1/22	4,768,000	4,709,555
5.75% 1/15/20	962,000	1,006,108
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,258,719
Spectra Energy Partners LP 2.95% 9/25/18	90,000	90,215
Total Capital International SA 2.125% 1/10/19	2,000,000	1,994,329
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,553,705
2.5% 8/1/22	5,142,000	5,001,488
3.125% 1/15/19	1,693,000	1,698,207
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,255,315
5.375% 6/1/21	7,371,000	7,715,333
Williams Partners LP 3.6% 3/15/22	7,000,000	7,021,000
		164,283,189

TOTAL ENERGY		180,747,700

FINANCIALS - 32.2%
Banks - 15.4%
ABN AMRO Bank NV:
2.1% 1/18/19 (a)	5,000,000	4,978,575
2.5% 10/30/18 (a)	4,000,000	4,001,388
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,231,899
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,598,175
6.369% 6/16/18 (a)	962,000	968,878
Bank of America Corp.:
2.25% 4/21/20	8,140,000	8,041,650
2.369% 7/21/21 (b)	5,000,000	4,925,978
2.6% 1/15/19	1,082,000	1,082,303
2.625% 10/19/20	12,000,000	11,887,320
2.625% 4/19/21	13,000,000	12,812,162
2.65% 4/1/19	11,100,000	11,105,535
3.004% 12/20/23 (a)(b)	6,462,000	6,322,780
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	1,987,038
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.3% 3/5/20 (a)	3,000,000	2,961,662
2.35% 9/8/19 (a)	3,050,000	3,029,896
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,428,815
Barclays PLC:
2% 3/16/18	5,000,000	4,999,990
2.75% 11/8/19	5,331,000	5,299,067
2.875% 6/8/20	3,000,000	2,972,187
3.2% 8/10/21	5,045,000	4,988,970
3.25% 1/12/21	2,046,000	2,031,629
Bnp Paribas Mtn Be 2.375% 5/21/20	3,000,000	2,963,776
BPCE SA 2.5% 7/15/19	2,000,000	1,990,508
Capital One NA:
2.35% 1/31/20	1,000,000	988,146
2.4% 9/5/19	2,000,000	1,985,408
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,115,450
Citigroup, Inc.:
2.05% 6/7/19	2,000,000	1,984,065
2.35% 8/2/21	10,000,000	9,741,409
2.4% 2/18/20	4,000,000	3,961,878
2.45% 1/10/20	3,000,000	2,975,718
2.5% 7/29/19	2,000,000	1,992,585
2.55% 4/8/19	3,000,000	2,996,306
2.65% 10/26/20	3,000,000	2,969,823
2.7% 3/30/21	5,000,000	4,937,748
2.7% 10/27/22	5,000,000	4,852,285
2.75% 4/25/22	4,010,000	3,924,769
4.4% 6/10/25	2,604,000	2,672,813
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,480,928
2.55% 5/13/21	6,501,000	6,372,417
2.65% 5/26/22	3,000,000	2,918,152
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	406,789
Comerica, Inc. 2.125% 5/23/19	345,000	343,450
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	748,171
2.3% 9/6/19	2,000,000	1,989,194
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	7,936,944
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,016,353
Credit Suisse New York Branch:
2.3% 5/28/19	5,750,000	5,719,692
3% 10/29/21	1,500,000	1,491,539
Discover Bank 3.35% 2/6/23	1,557,000	1,546,013
Fifth Third Bancorp:
2.3% 3/1/19	279,000	278,238
2.875% 7/27/20	3,200,000	3,193,676
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,028,657
HBOS PLC 6.75% 5/21/18 (a)	509,000	513,493
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	3,965,485
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,978,244
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,813,283
3.15% 3/14/21	3,000,000	3,009,325
7% 12/15/20	180,000	198,292
Huntington National Bank 2.2% 4/1/19	1,000,000	994,720
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,426,241
ING Groep NV 3.15% 3/29/22	5,250,000	5,203,366
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,657,475
JPMorgan Chase & Co.:
2.2% 10/22/19	10,058,000	9,969,921
2.25% 1/23/20	8,000,000	7,924,879
2.55% 10/29/20	7,500,000	7,429,537
2.75% 6/23/20	7,000,000	6,979,528
KeyCorp. 2.3% 12/13/18	2,000,000	1,996,107
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,844,521
2.95% 3/1/21	4,000,000	3,989,882
2.998% 2/22/22	2,619,000	2,579,582
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,395,635
2.65% 9/25/19 (a)	2,000,000	1,994,214
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,902,969
2.632% 4/12/21 (a)	5,180,000	5,093,058
2.953% 2/28/22	6,000,000	5,894,982
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,224,181
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	997,641
Regions Bank of Alabama 2.75% 4/1/21	5,000,000	4,968,384
Regions Financial Corp.:
2.75% 8/14/22	4,251,000	4,144,264
3.2% 2/8/21	4,000,000	4,013,528
Royal Bank of Canada:
1.5% 7/29/19	5,000,000	4,924,495
2.125% 3/2/20	5,350,000	5,277,576
Royal Bank of Scotland Group PLC 3.875% 9/12/23	7,000,000	6,963,048
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	5,500,000	5,378,779
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	3,500,000	3,476,491
2.45% 1/10/19	590,000	589,371
2.45% 1/16/20	3,000,000	2,974,863
2.65% 7/23/20	3,000,000	2,978,910
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,438,205
SunTrust Banks, Inc.:
2.5% 5/1/19	550,000	548,981
2.9% 3/3/21	2,828,000	2,815,010
Synchrony Bank 3% 6/15/22	2,328,000	2,273,943
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	6,953,717
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,905,145
2.25% 11/5/19	2,000,000	1,987,086
Wells Fargo & Co.:
2.15% 1/15/19	5,500,000	5,482,153
2.6% 7/22/20	13,000,000	12,903,280
Westpac Banking Corp.:
1.6% 8/19/19	5,000,000	4,921,542
2.8% 1/11/22	5,000,000	4,937,045
		398,011,174
Capital Markets - 6.8%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	14,992,742
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,856,150
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,240,672
2.85% 5/10/19	5,968,000	5,958,650
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,149,916
3.3% 11/16/22	5,000,000	4,875,555
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,744,081
Goldman Sachs Group, Inc.:
2.3% 12/13/19	5,000,000	4,958,395
2.625% 1/31/19	13,000,000	13,003,161
2.625% 4/25/21	2,097,000	2,062,249
2.876% 10/31/22 (b)	10,000,000	9,804,399
2.905% 7/24/23 (b)	10,000,000	9,743,355
3.2% 2/23/23	5,500,000	5,415,563
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,634,113
Lazard Group LLC 4.25% 11/14/20	543,000	560,184
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,995,040
Moody's Corp.:
2.625% 1/15/23 (a)	5,950,000	5,744,437
2.75% 7/15/19	8,000,000	7,998,806
2.75% 12/15/21	647,000	637,663
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,614,630
2.5% 1/24/19	1,750,000	1,748,192
2.5% 4/21/21	6,200,000	6,088,721
2.625% 11/17/21	5,350,000	5,238,382
2.65% 1/27/20	11,000,000	10,954,096
4.875% 11/1/22	7,000,000	7,380,395
5.5% 1/26/20	2,000,000	2,094,320
5.625% 9/23/19	112,000	116,736
7.3% 5/13/19	603,000	634,560
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,049,982
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,874,952
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,807,600
		173,977,697
Consumer Finance - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,848,693
3.5% 5/26/22	915,000	911,722
Ally Financial, Inc.:
3.25% 11/5/18	3,000,000	3,002,250
4.25% 4/15/21	2,920,000	2,945,550
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,496,558
2.2% 3/3/20	5,000,000	4,939,879
2.25% 5/5/21	4,000,000	3,903,934
Capital One Financial Corp. 3.2% 1/30/23	7,000,000	6,858,146
Discover Financial Services 5.2% 4/27/22	3,239,000	3,420,412
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,955,623
2.343% 11/2/20	5,500,000	5,365,865
2.425% 6/12/20	3,000,000	2,946,728
2.597% 11/4/19	7,000,000	6,954,722
2.681% 1/9/20	4,063,000	4,034,153
3.157% 8/4/20	3,000,000	2,988,419
3.336% 3/18/21	4,500,000	4,477,413
3.339% 3/28/22	2,246,000	2,212,369
Hyundai Capital America:
2% 3/19/18 (a)	1,891,000	1,890,814
2% 7/1/19 (a)	3,000,000	2,958,721
2.55% 2/6/19 (a)	4,759,000	4,744,094
2.6% 3/19/20 (a)	2,000,000	1,973,740
2.875% 8/9/18 (a)	2,606,000	2,608,488
Synchrony Financial:
2.6% 1/15/19	5,887,000	5,877,293
2.7% 2/3/20	2,500,000	2,482,849
3% 8/15/19	5,516,000	5,519,196
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	4,990,245
1.55% 10/18/19	2,244,000	2,212,507
2.6% 1/11/22	5,500,000	5,420,652
		110,941,035
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,412,648
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,239,475
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,377,172
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,542,553
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,939,257
		21,511,105
Insurance - 4.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,159,772
AFLAC, Inc. 2.4% 3/16/20	6,000,000	5,953,853
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,456,846
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,232,211
3.3% 3/1/21	4,987,000	4,998,494
4.875% 6/1/22	1,484,000	1,572,244
Aon Corp. 5% 9/30/20	2,178,000	2,282,899
Aon PLC 2.8% 3/15/21	7,000,000	6,934,854
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,000,395
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	259,000	258,353
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,845,295
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,618,014
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,955,487
2.75% 1/30/22	2,231,000	2,194,516
3.3% 3/14/23	1,731,000	1,727,979
MassMutual Global Funding II:
2.35% 4/9/19 (a)	1,000,000	999,587
2.5% 4/13/22 (a)	5,440,000	5,310,628
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	5,600,000	5,526,318
2% 4/14/20 (a)	3,000,000	2,950,599
2.65% 4/8/22 (a)	5,000,000	4,896,938
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,483,374
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	3,988,108
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,185,900
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	9,943,097
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,568,012
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,282,455
Unum Group 5.625% 9/15/20	2,743,000	2,912,986
		125,239,214

TOTAL FINANCIALS		829,680,225

HEALTH CARE - 6.3%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	3,972,000	3,968,266
2.5% 5/14/20	5,952,000	5,899,248
Amgen, Inc.:
2.125% 5/1/20	1,618,000	1,592,454
2.2% 5/22/19	4,290,000	4,269,253
Celgene Corp. 2.875% 8/15/20	3,000,000	2,992,511
		18,721,732
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories:
2.35% 11/22/19	5,000,000	4,973,865
2.8% 9/15/20	4,182,000	4,169,434
2.9% 11/30/21	4,980,000	4,938,009
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	6,474,000	6,481,510
2.675% 12/15/19	287,000	285,876
2.894% 6/6/22	15,000,000	14,614,837
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,960,232
2.4% 9/15/20	619,000	614,728
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,769,639
2.5% 3/15/20	2,200,000	2,187,523
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,701,337
		46,696,990
Health Care Providers & Services - 1.0%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,643,865
Cardinal Health, Inc. 1.95% 6/15/18	462,000	461,582
Express Scripts Holding Co.:
2.25% 6/15/19	1,000,000	992,471
2.6% 11/30/20	1,233,000	1,216,937
4.75% 11/15/21	2,190,000	2,293,827
Humana, Inc. 2.5% 12/15/20	3,630,000	3,581,628
McKesson Corp. 2.284% 3/15/19	686,000	683,953
UnitedHealth Group, Inc.:
1.9% 7/16/18	3,000,000	2,996,841
2.125% 3/15/21	3,000,000	2,934,067
2.7% 7/15/20	1,361,000	1,359,535
2.875% 12/15/21	2,000,000	1,992,225
WellPoint, Inc. 2.25% 8/15/19	2,950,000	2,928,258
		25,085,189
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	3,086,000	3,080,927
3% 4/15/23	5,000,000	4,905,414
		7,986,341
Pharmaceuticals - 2.5%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,430,972
3.45% 3/15/22	5,000,000	4,977,275
Mylan NV:
2.5% 6/7/19	9,824,000	9,764,908
3% 12/15/18	3,000,000	3,003,669
3.15% 6/15/21	2,306,000	2,285,286
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,922,079
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,380,072
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,922,653
2.4% 9/23/21	7,000,000	6,760,248
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	2,500,000	2,493,735
1.7% 7/19/19	4,234,000	4,131,331
2.2% 7/21/21	10,726,000	9,939,787
Zoetis, Inc. 3.45% 11/13/20	493,000	498,489
		63,510,504

TOTAL HEALTH CARE		162,000,756

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,589,603
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,338,887
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,126,477
The Boeing Co. 1.65% 10/30/20	3,000,000	2,931,386
		12,986,353
Airlines - 0.2%
Continental Airlines, Inc. 6.795% 8/2/18	1,040	1,050
Delta Air Lines, Inc. 2.875% 3/13/20	5,500,000	5,486,721
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	5,262	5,368
		5,493,139
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	910,000	900,314
2.35% 6/15/21	1,547,000	1,509,449
		2,409,763
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,911,557
2.8% 12/15/21	3,883,000	3,812,498
3% 12/15/20	5,100,000	5,109,543
		11,833,598
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	261,246
John Deere Capital Corp. 2.35% 1/8/21	5,500,000	5,433,780
		5,695,026
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,064,106
2.625% 9/4/18	1,628,000	1,628,845
2.625% 7/1/22	5,000,000	4,830,925
3.375% 6/1/21	8,097,000	8,150,950
3.75% 2/1/22	1,228,000	1,244,823
4.75% 3/1/20	605,000	625,948
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,771,838
		24,317,435

TOTAL INDUSTRIALS		62,735,314

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.45% 6/15/20	3,000,000	2,982,027
Electronic Equipment & Components - 0.8%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,943,559
3.2% 4/1/24	896,000	878,103
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,224,257
4.42% 6/15/21 (a)	4,200,000	4,286,341
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	2,983,850
2.375% 12/17/18	4,049,000	4,045,108
		21,361,218
IT Services - 0.1%
The Western Union Co. 3.65% 8/22/18	3,111,000	3,130,242
Software - 0.3%
Oracle Corp.:
1.9% 9/15/21	5,000,000	4,832,277
2.25% 10/8/19	1,552,000	1,547,188
		6,379,465
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	851,377
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,007,708
Xerox Corp. 2.75% 3/15/19	2,585,000	2,579,488
		7,438,573

TOTAL INFORMATION TECHNOLOGY		41,291,525

MATERIALS - 0.9%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
1.7% 5/1/18 (a)	5,340,000	5,335,568
3.3% 5/1/23 (a)	3,089,000	3,091,755
Monsanto Co. 2.125% 7/15/19	3,000,000	2,974,500
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,866,986
		18,268,809
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. 2.375% 3/15/18	4,000,000	3,996,800

TOTAL MATERIALS		22,265,609

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	197,441
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,285,302
Boston Properties, Inc.:
3.2% 1/15/25	3,000,000	2,909,383
5.875% 10/15/19	446,000	465,623
DDR Corp.:
4.25% 2/1/26	1,865,000	1,849,155
4.625% 7/15/22	7,779,000	8,096,101
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,634,932
3.375% 6/1/25	3,000,000	2,972,769
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,942,470
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,022,127
Health Care REIT, Inc. 2.25% 3/15/18	250,000	249,999
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,085,732
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,296,618
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,865,846
Simon Property Group LP:
2.2% 2/1/19	462,000	460,603
2.35% 1/30/22	1,046,000	1,017,817
2.75% 6/1/23	4,610,000	4,490,237
		45,842,155
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,342,813
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	1,978,460
3.4% 10/1/20	5,590,000	5,652,287
3.625% 10/1/22	1,040,000	1,051,529
3.95% 7/1/22	2,280,000	2,342,068
Liberty Property LP 4.75% 10/1/20	1,045,000	1,089,401
Mack-Cali Realty LP 4.5% 4/18/22	185,000	181,584
Ventas Realty LP 3.125% 6/15/23	591,000	579,013
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,120,880
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,067,497
		22,405,532

TOTAL REAL ESTATE		68,247,687

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.375% 11/27/18	10,000,000	10,001,300
2.45% 6/30/20	5,088,000	5,033,759
2.8% 2/17/21	4,000,000	3,969,782
5.875% 10/1/19	5,034,000	5,264,406
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,284,426
CenturyLink, Inc. 6.15% 9/15/19	592,000	612,720
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,911,000	2,968,754
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,290,437
2.625% 2/21/20	1,710,000	1,706,506
2.946% 3/15/22	2,675,000	2,638,871
3% 11/1/21	4,318,000	4,295,589
		47,066,550
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5.45% 6/10/19	2,000,000	2,067,300

TOTAL TELECOMMUNICATION SERVICES		49,133,850

UTILITIES - 5.5%
Electric Utilities - 3.0%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,434,082
Commonwealth Edison Co. 2.15% 1/15/19	188,000	187,416
Duke Energy Corp.:
1.8% 9/1/21	1,354,000	1,295,170
2.1% 6/15/18	5,395,000	5,390,877
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	51,727
Edison International 2.95% 3/15/23	730,000	711,652
Eversource Energy:
2.5% 3/15/21	4,386,000	4,321,430
2.75% 3/15/22	3,489,000	3,432,183
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,468,606
3.497% 6/1/22 (b)	7,287,000	7,277,869
FirstEnergy Corp. 4.25% 3/15/23	600,000	617,532
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	235,800
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,582,723
3.7% 9/1/24	1,115,000	1,090,375
ITC Holdings Corp. 2.7% 11/15/22 (a)	3,503,000	3,417,505
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,091,544
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,575,802
6.5% 8/1/18	273,000	277,741
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	950,000	944,909
PacifiCorp 5.5% 1/15/19	2,750,000	2,820,323
PG&E Corp. 2.4% 3/1/19	74,000	73,565
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,000,499
Southern Co.:
1.85% 7/1/19	8,000,000	7,911,154
2.35% 7/1/21	5,250,000	5,101,346
TECO Finance, Inc.:
3 month U.S. LIBOR + 0.600% 2.308% 4/10/18 (b)(c)	3,000,000	3,001,010
5.15% 3/15/20	252,000	262,069
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,779,827
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,032,532
		76,387,268
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	557,000	551,661
2.7% 6/15/21	548,000	537,659
Southern Power Co. 2.375% 6/1/20	1,087,000	1,074,745
		2,164,065
Multi-Utilities - 2.4%
Berkshire Hathaway Energy Co.:
2% 11/15/18	544,000	542,747
2.375% 1/15/21 (a)	5,420,000	5,347,239
2.8% 1/15/23 (a)	5,944,000	5,818,049
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,186,939
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,336,537
2% 5/15/21	1,538,000	1,492,221
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	651,000	613,568
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	567,000	561,330
1.9% 6/15/18	2,540,000	2,537,283
2% 8/15/21	843,000	809,777
2.5% 12/1/19	10,382,000	10,296,508
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,846,844
3.85% 2/15/23	700,000	715,859
NSTAR 4.5% 11/15/19	2,500,000	2,571,604
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,701,759
2.65% 11/15/22	3,830,000	3,724,059
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,084,630
Sempra Energy:
1.625% 10/7/19	4,189,000	4,112,546
2.4% 3/15/20	1,890,000	1,870,849
2.85% 11/15/20	1,392,000	1,393,374
2.9% 2/1/23	1,017,000	998,933
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	454,000	442,650
1.65% 6/15/18	3,006,000	3,000,510
2.45% 6/15/20	5,901,000	5,863,726
		62,869,541

TOTAL UTILITIES		141,420,874

TOTAL NONCONVERTIBLE BONDS
(Cost $1,927,306,064)		1,904,173,560

U.S. Treasury Obligations - 6.6%
U.S. Treasury Notes:
1.125% 7/31/21	$45,000,000	$42,976,750
1.75% 6/30/22	37,871,000	36,544,036
2.125% 7/31/24	17,248,000	16,593,789
2.125% 11/30/24	16,159,000	15,495,597
2.25% 3/31/21	37,000,000	36,783,203
2.25% 12/31/24	21,838,000	21,096,702
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $174,917,646)		169,490,077

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
3.5% 7/1/26 to 10/1/29	2,675,189	2,730,527
4.5% 3/1/35	25,264	26,691
6.5% 7/1/32 to 8/1/36	311,589	348,857
7% 9/1/18 to 6/1/33	210,939	239,701
7.5% 6/1/26 to 3/1/28	62,683	70,729
8.5% 5/1/21 to 9/1/25	3,860	4,262
9.5% 2/1/25	122	125
10.5% 8/1/20	629	634

TOTAL FANNIE MAE		3,421,526

Freddie Mac - 0.1%
3.5% 8/1/26	1,803,527	1,837,154
4.5% 8/1/18	17,580	17,664
5% 3/1/19	31,411	31,630
8.5% 9/1/24 to 8/1/27	22,906	26,237

TOTAL FREDDIE MAC		1,912,685

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	50,836	57,438
7.5% 2/15/28 to 10/15/28	3,101	3,575
8% 6/15/24	31	34
8.5% 10/15/21	15,139	16,254
11% 7/20/19	187	188

TOTAL GINNIE MAE		77,489

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,534,556)		5,411,700

Asset-Backed Securities - 5.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	$56,669	$57,116
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	22,755	23,245
Ally Master Owner Trust:
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,127,574
Series 2018-1 Class A1, 2.7% 1/17/23	5,500,000	5,468,904
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	80,813	80,803
Series 2016-1 Class A3, 1.81% 10/8/20	1,267,206	1,265,564
Series 2016-2 Class A2A, 1.42% 10/8/19	33,240	33,237
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (b)(c)	3,575	3,548
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	10,238	9,597
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	4,010	3,924
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (b)(c)	46,803	47,590
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	135,143	138,694
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	122,090	46,937
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (b)(c)	110,972	108,661
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (b)(c)	2,307	946
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.7457% 2/25/35 (b)(c)	289,381	290,810
Capital One Multi-Asset Execution Trust Series 2016-A4 Class A4, 1.33% 6/15/22	4,860,000	4,772,815
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	205,465	173,365
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	4,582,000	4,540,832
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	914,026	913,642
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	17,508	17,502
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,883,250
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	2,738,577	2,734,163
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	1,348,336	1,347,996
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (b)(c)	9,741	10,176
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	5,805	5,577
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	6,298	6,374
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	2,817	2,772
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,873,317
Discover Card Master Trust:
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,609,478
Series 2016-A4 Class A4, 1.39% 3/15/22	5,019,000	4,925,637
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,495,082	1,488,886
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	3,007,568	2,996,739
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	4,436	4,305
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	1,104,748	1,107,162
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,095,906
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,754,634
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,137,861
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,850,024
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,332,861
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,415,285
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,778,259
Series 2017-2 Class A1, 2.37% 9/15/22	5,521,000	5,434,452
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (b)(c)	81,136	80,523
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	39,567	33,811
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	29,292	28,327
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	43,709	42,875
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	15,859	15,534
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	26,174	24,456
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	9,928	9,138
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,729,046
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,136,872
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,060,028
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	19,112	1,702
Home Equity Asset Trust Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	25,029	25,314
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	130,088	95,979
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,134,017
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	392,000	289,841
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	30,889	9,357
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,798,000	4,754,451
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	10,253	9,894
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	15,273	15,219
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	250	154
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	111,022	107,764
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	4,895	4,752
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	41,981	41,624
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	11,536	11,096
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	11,278	414
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (b)(c)	162,650	161,629
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,409,012
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	51,394	52,178
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	77,891	70,262
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (b)(c)	126,217	126,059
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	3,006,659	3,002,841
Series 2017-3A Class A, 2.54% 11/15/23 (a)	3,105,518	3,097,476
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	5,497,000	5,443,329
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,886,000	2,872,859
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	6,870	6,868
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	3,610	3,549
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	995,802
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	226,787	226,722
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	2,472	2,382
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(d)	304,000	160,523
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,030,974
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,218,058
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,550,136
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	507,743	507,238
TOTAL ASSET-BACKED SECURITIES
(Cost $147,156,656)		146,520,505

Collateralized Mortgage Obligations - 1.4%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6199% 5/27/35 (a)(b)	292,932	292,476
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,347,258
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	28,205	27,680
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	22,031	17,550
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	36,651	24,546
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	1,909	1,888

TOTAL PRIVATE SPONSOR		1,711,398

U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	5,117,056	4,981,421
Series 2015-28 Class JE, 3% 5/25/45	3,606,825	3,591,288
Series 2018-3 Class LP, 3% 2/25/47	17,641,287	17,408,131
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	137,428	143,219
Series 4472 Class WL, 3% 5/15/45	1,658,612	1,651,408
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	5,699,167	5,681,893

TOTAL U.S. GOVERNMENT AGENCY		33,457,360

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $36,024,001)		35,168,758

Commercial Mortgage Securities - 7.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	93,711	93,931
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(f)	5,083	44
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	7,089,103	7,118,746
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	2,138	2,131
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	60,853	57,048
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	2,733	2,127
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	19,630	18,278
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	5,889	5,438
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	8,600	7,872
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	4,757	4,365
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	4,757	3,624
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	5,052	3,876
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	2,659	2,141
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	39,693	36,921
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	41,593	39,732
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	38,886	36,787
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	13,655	12,322
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	7,377	6,473
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	5,969	4,728
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	36,887	34,442
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	8,183	7,752
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	8,779	8,228
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	13,543	11,657
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	21,429	17,887
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	8,243	6,420
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.7556% 2/15/51	5,621,000	5,762,252
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.6095% 10/15/32 (a)(b)(c)	3,958,000	3,965,382
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,804,227
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.3495% 7/15/32 (a)(b)(c)	3,948,000	3,956,133
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	9,928,850
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,356,351
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,385,436	1,382,347
Series 2017-P7 Class A2, 3.199% 4/14/50	2,399,000	2,408,792
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,310,000	1,286,897
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,915,000	5,926,706
Series 2013-CR7 Class A4, 3.213% 3/10/46	4,365,000	4,362,949
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,590,333
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,184,845
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,145,041	2,127,766
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,638,383	3,649,277
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	793,406
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	989,356
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	1,965,630
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	955,921
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(c)	731,828	732,057
Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,365,164
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,058,202
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	502,812	504,682
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	6,477,000	6,823,095
Class A3, 3.482% 1/10/45	2,955,837	2,993,168
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,421,855	2,441,142
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,646,037
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,061,000	1,038,757
Class A5, 2.943% 2/10/46	5,531,000	5,463,907
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	715,868
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	831,245
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,764,000	1,769,309
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,501,881
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,985,069
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,851,534
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	915,024
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,568,562
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,019,485
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	2,007,538	2,033,725
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	375,183	376,998
Series 2012-C8 Class A3, 2.8291% 10/15/45	3,212,975	3,166,989
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,818,692
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(c)	1,811,000	1,813,816
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	5,000,000	4,944,496
Series 2013-C11 Class A4, 4.1637% 8/15/46 (b)	1,443,000	1,507,483
Series 2014-C14 Class A2, 2.916% 2/15/47	727,054	729,327
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,693,338
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,163,506
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	6,000,000	6,232,863
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,839,525
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,922,000	2,860,350
Class B, 4.181% 11/15/34 (a)	1,031,000	1,017,509
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,889,770
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(c)	4,084,000	4,083,999
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,742,289
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.9095% 6/15/29 (a)(b)(c)	2,645,000	2,652,611
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,650,440	4,598,420
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,058,666
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.03% 12/15/49	2,128,000	2,128,295
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,184,344	4,370,034
Series 2012-C9 Class A3, 2.87% 11/15/45	3,145,202	3,101,590
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	5,903,264
Series 2013-C12 Class ASB, 2.838% 3/15/48	541,000	539,924
Series 2013-C14 Class A5, 3.337% 6/15/46	2,553,000	2,562,824
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,127,514
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,309,996	1,303,227
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,461,905
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $202,304,970)		196,887,527

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,727,550
Series 2011:
5.665% 3/1/18	630,000	630,000
5.877% 3/1/19	4,715,000	4,829,150
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,296,781
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,014,295
TOTAL MUNICIPAL SECURITIES
(Cost $15,602,791)		15,497,776

Bank Notes - 2.6%
Capital One NA 1.85% 9/13/19	3,000,000	2,951,752
Citibank NA 2.1% 6/12/20	5,000,000	4,908,856
Citizens Bank NA:
2.25% 10/30/20	5,000,000	4,906,200
2.3% 12/3/18	1,384,000	1,381,192
Compass Bank 2.875% 6/29/22	2,943,000	2,858,333
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	1,987,807
3.1% 6/4/20	3,590,000	3,585,094
Fifth Third Bank:
2.375% 4/25/19	2,000,000	1,991,424
2.875% 10/1/21	2,000,000	1,986,015
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	5,002,038
KeyBank NA:
2.35% 3/8/19	2,000,000	1,994,900
2.5% 12/15/19	3,783,000	3,763,562
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	2,962,982
2.3% 1/30/19	1,100,000	1,098,308
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,868,232
2.4% 10/18/19	3,000,000	2,980,385
2.45% 11/5/20	5,000,000	4,933,898
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,151,291
Regions Financial Corp. 2.25% 9/14/18	4,000,000	3,996,369
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	4,970,169
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,167,561
TOTAL BANK NOTES
(Cost $67,227,292)		66,446,368
	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (g)
(Cost $19,191,305)	185,042	18,607,868

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.41% (h)
(Cost $5,577,032)	5,575,901	5,577,016
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,600,842,313)		2,563,781,155
NET OTHER ASSETS (LIABILITIES) - 0.6%		16,360,917
NET ASSETS - 100%		$2,580,142,072

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $506,378,414 or 19.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$141,653
Fidelity Specialized High Income Central Fund	828,000
Total	$969,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,520,804	$827,999	$--	$--	$(740,935)	$18,607,868	2.7%
Total	$18,520,804	$827,999	$--	$--	$(740,935)	$18,607,868

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,904,173,560	$--	$1,904,173,560	$--
U.S. Government and Government Agency Obligations	169,490,077	--	169,490,077	--
U.S. Government Agency - Mortgage Securities	5,411,700	--	5,411,700	--
Asset-Backed Securities	146,520,505	--	146,359,982	160,523
Collateralized Mortgage Obligations	35,168,758	--	35,168,758	--
Commercial Mortgage Securities	196,887,527	--	196,887,527	--
Municipal Securities	15,497,776	--	15,497,776	--
Bank Notes	66,446,368	--	66,446,368	--
Fixed-Income Funds	18,607,868	18,607,868	--	--
Money Market Funds	5,577,016	5,577,016	--	--
Total Investments in Securities:	$2,563,781,155	$24,184,884	$2,539,435,748	$160,523

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
United Kingdom	4.0%
Netherlands	2.7%
Canada	2.6%
Japan	1.8%
Ireland	1.3%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,576,073,976)	$2,539,596,271
Fidelity Central Funds (cost $24,768,337)	24,184,884
Total Investment in Securities (cost $2,600,842,313)		$2,563,781,155
Receivable for investments sold		23,726,115
Receivable for fund shares sold		2,679,774
Interest receivable		15,241,097
Distributions receivable from Fidelity Central Funds		6,522
Total assets		2,605,434,663
Liabilities
Payable for investments purchased	$9,561,054
Payable for fund shares redeemed	14,165,437
Distributions payable	371,073
Accrued management fee	675,562
Distribution and service plan fees payable	150,659
Other affiliated payables	368,806
Total liabilities		25,292,591
Net Assets		$2,580,142,072
Net Assets consist of:
Paid in capital		$2,636,431,291
Undistributed net investment income		2,540,356
Accumulated undistributed net realized gain (loss) on investments		(21,768,417)
Net unrealized appreciation (depreciation) on investments		(37,061,158)
Net Assets		$2,580,142,072
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($267,948,437 ÷ 23,718,894 shares)		$11.30
Maximum offering price per share (100/97.25 of $11.30)		$11.62
Class M:
Net Asset Value and redemption price per share ($165,085,357 ÷ 14,604,632 shares)		$11.30
Maximum offering price per share (100/97.25 of $11.30)		$11.62
Class C:
Net Asset Value and offering price per share ($69,700,456 ÷ 6,183,833 shares)(a)		$11.27
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,489,827,593 ÷ 131,542,537 shares)		$11.33
Class I:
Net Asset Value, offering price and redemption price per share ($587,580,229 ÷ 51,869,612 shares)		$11.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$32,482,791
Income from Fidelity Central Funds		609,634
Total income		33,092,425
Expenses
Management fee	$4,227,456
Transfer agent fees	1,677,630
Distribution and service plan fees	942,161
Fund wide operations fee	597,201
Independent trustees' fees and expenses	5,221
Miscellaneous	4,024
Total expenses before reductions	7,453,693
Expense reductions	(756)	7,452,937
Net investment income (loss)		25,639,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,682,985)
Fidelity Central Funds	(597)
Capital gain distributions from Fidelity Central Funds	360,019
Total net realized gain (loss)		(4,323,563)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(52,774,727)
Fidelity Central Funds	(740,339)
Total change in net unrealized appreciation (depreciation)		(53,515,066)
Net gain (loss)		(57,838,629)
Net increase (decrease) in net assets resulting from operations		$(32,199,141)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,639,488	$43,169,531
Net realized gain (loss)	(4,323,563)	309,870
Change in net unrealized appreciation (depreciation)	(53,515,066)	(8,192,877)
Net increase (decrease) in net assets resulting from operations	(32,199,141)	35,286,524
Distributions to shareholders from net investment income	(25,034,624)	(41,051,469)
Share transactions - net increase (decrease)	(154,717,271)	292,353,532
Total increase (decrease) in net assets	(211,951,036)	286,588,587
Net Assets
Beginning of period	2,792,093,108	2,505,504,521
End of period	$2,580,142,072	$2,792,093,108
Other Information
Undistributed net investment income end of period	$2,540,356	$1,935,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.56	$11.42	$11.52	$11.33	$11.69
Income from Investment Operations
Net investment income (loss)A	.094	.165	.179	.170	.232	.243
Net realized and unrealized gain (loss)	(.243)	(.030)	.132	(.111)	.160	(.384)
Total from investment operations	(.149)	.135	.311	.059	.392	(.141)
Distributions from net investment income	(.091)	(.155)	(.171)	(.159)	(.202)	(.219)
Total distributions	(.091)	(.155)	(.171)	(.159)	(.202)	(.219)
Net asset value, end of period	$11.30	$11.54	$11.56	$11.42	$11.52	$11.33
Total ReturnB,C,D	(1.29)%	1.18%	2.75%	.51%	3.48%	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.76%	.79%	.82%
Expenses net of all reductions	.76%G	.76%	.76%	.76%	.79%	.82%
Net investment income (loss)	1.66%G	1.43%	1.56%	1.48%	2.02%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$267,948	$289,758	$362,481	$304,040	$215,800	$155,980
Portfolio turnover rateH	43%G	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.57	$11.42	$11.53	$11.34	$11.70
Income from Investment Operations
Net investment income (loss)A	.094	.164	.178	.170	.234	.246
Net realized and unrealized gain (loss)	(.243)	(.040)	.142	(.121)	.161	(.384)
Total from investment operations	(.149)	.124	.320	.049	.395	(.138)
Distributions from net investment income	(.091)	(.154)	(.170)	(.159)	(.205)	(.222)
Total distributions	(.091)	(.154)	(.170)	(.159)	(.205)	(.222)
Net asset value, end of period	$11.30	$11.54	$11.57	$11.42	$11.53	$11.34
Total ReturnB,C,D	(1.30)%	1.09%	2.83%	.42%	3.50%	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.77%	.80%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.77%	.80%
Net investment income (loss)	1.65%G	1.42%	1.56%	1.48%	2.04%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$165,085	$174,571	$191,505	$193,612	$198,510	$210,150
Portfolio turnover rateH	43%G	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.54	$11.39	$11.50	$11.31	$11.67
Income from Investment Operations
Net investment income (loss)A	.049	.075	.090	.081	.143	.155
Net realized and unrealized gain (loss)	(.242)	(.039)	.142	(.121)	.162	(.384)
Total from investment operations	(.193)	.036	.232	(.040)	.305	(.229)
Distributions from net investment income	(.047)	(.066)	(.082)	(.070)	(.115)	(.131)
Total distributions	(.047)	(.066)	(.082)	(.070)	(.115)	(.131)
Net asset value, end of period	$11.27	$11.51	$11.54	$11.39	$11.50	$11.31
Total ReturnB,C,D	(1.68)%	.32%	2.05%	(.35)%	2.70%	(1.98)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.53%	1.53%	1.54%	1.56%	1.58%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.53%	1.54%	1.56%	1.58%
Expenses net of all reductions	1.54%G	1.53%	1.53%	1.54%	1.56%	1.58%
Net investment income (loss)	.87%G	.66%	.79%	.71%	1.25%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$69,700	$79,249	$97,987	$81,929	$64,333	$53,096
Portfolio turnover rateH	43%G	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$11.59	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.112	.200	.214	.205	.209
Net realized and unrealized gain (loss)	(.233)	(.039)	.133	(.110)	.038
Total from investment operations	(.121)	.161	.347	.095	.247
Distributions from net investment income	(.109)	(.191)	(.207)	(.195)	(.197)
Total distributions	(.109)	(.191)	(.207)	(.195)	(.197)
Net asset value, end of period	$11.33	$11.56	$11.59	$11.45	$11.55
Total ReturnC,D	(1.05)%	1.40%	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.46%G
Net investment income (loss)	1.96%G	1.74%	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,489,828	$1,643,205	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	43%G	39%	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.60	$11.45	$11.55	$11.36	$11.72
Income from Investment Operations
Net investment income (loss)A	.109	.194	.209	.200	.262	.273
Net realized and unrealized gain (loss)	(.242)	(.039)	.142	(.111)	.161	(.385)
Total from investment operations	(.133)	.155	.351	.089	.423	(.112)
Distributions from net investment income	(.107)	(.185)	(.201)	(.189)	(.233)	(.248)
Total distributions	(.107)	(.185)	(.201)	(.189)	(.233)	(.248)
Net asset value, end of period	$11.33	$11.57	$11.60	$11.45	$11.55	$11.36
Total ReturnB,C	(1.16)%	1.36%	3.10%	.78%	3.74%	(.99)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.53%	.57%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.53%	.57%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.53%	.57%
Net investment income (loss)	1.92%F	1.69%	1.82%	1.74%	2.28%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$587,580	$605,310	$537,585	$391,808	$174,568	$84,843
Portfolio turnover rateG	43%F	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,321,833
Gross unrealized depreciation	(39,267,026)
Net unrealized appreciation (depreciation)	$(34,945,193)
Tax cost	$2,598,726,348

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(15,392,575)

The Fund elected to defer to its next fiscal year approximately $1,266,069 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $399,214,948 and $339,823,510, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$353,226	$2,463
Class M	-%	.25%	213,858	42,008
Class C	.75%	.25%	375,077	313
			$942,161	$44,784

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,208
Class M	3,075
Class C(a)	3,777
$14,060

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$219,926.16
Class M	139,114.16
Class C	68,325.18
Fidelity Limited Term Bond Fund	819,837.10
Class I	430,428.15
	$1,677,630

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,024 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $184.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $756.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$2,259,250	$4,518,379
Class M	1,361,056	2,427,595
Class C	308,119	500,470
Fidelity Limited Term Bond Fund	15,608,960	24,371,965
Class I	5,497,239	9,233,060
Total	$25,034,624	$41,051,469

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	4,659,869	15,817,734	$53,298,128	$181,623,365
Reinvestment of distributions	189,391	371,201	2,162,588	4,263,466
Shares redeemed	(6,249,440)	(22,416,990)	(71,409,052)	(257,141,286)
Net increase (decrease)	(1,400,180)	(6,228,055)	$(15,948,336)	$(71,254,455)
Class M
Shares sold	1,846,196	3,595,932	$21,104,286	$41,318,598
Reinvestment of distributions	110,300	197,203	1,259,492	2,265,769
Shares redeemed	(2,476,358)	(5,220,343)	(28,298,102)	(59,946,959)
Net increase (decrease)	(519,862)	(1,427,208)	$(5,934,324)	$(16,362,592)
Class C
Shares sold	596,739	1,854,442	$6,808,089	$21,247,507
Reinvestment of distributions	25,394	39,929	289,163	457,654
Shares redeemed	(1,323,941)	(3,501,926)	(15,094,792)	(40,064,795)
Net increase (decrease)	(701,808)	(1,607,555)	$(7,997,540)	$(18,359,634)
Fidelity Limited Term Bond Fund
Shares sold	26,176,021	81,352,366	$300,369,767	$936,348,816
Reinvestment of distributions	1,238,021	1,936,026	14,174,483	22,295,140
Shares redeemed	(37,956,348)	(54,717,281)	(433,984,904)	(628,932,829)
Net increase (decrease)	(10,542,306)	28,571,111	$(119,440,654)	$329,711,127
Class I
Shares sold	10,230,377	27,667,723	$117,244,250	$318,213,399
Reinvestment of distributions	406,419	667,292	4,652,532	7,686,267
Shares redeemed	(11,097,012)	(22,368,346)	(127,293,199)	(257,280,580)
Net increase (decrease)	(460,216)	5,966,669	$(5,396,417)	$68,619,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.76%
Actual		$1,000.00	$987.10	$3.74
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.77%
Actual		$1,000.00	$987.00	$3.79
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.54%
Actual		$1,000.00	$983.20	$7.57
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$989.50	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$988.40	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LTB-SANN-0418
1.704556.120

Fidelity® Limited Term Bond Fund Semi-Annual Report February 28, 2018 Fidelity® Limited Term Bond Fund is a class of Fidelity Advisor® Limited Term Bond Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2018
U.S. Government and U.S. Government Agency Obligations	8.1%
AAA	12.9%
AA	3.4%
A	26.0%
BBB	41.9%
BB and Below	6.5%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2018 *
Corporate Bonds	74.4%
U.S. Government and U.S. Government Agency Obligations	8.1%
Asset-Backed Securities	5.7%
CMOs and Other Mortgage Related Securities	7.7%
Municipal Bonds	0.6%
Other Investments	2.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 16.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 73.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 3.6%
American Honda Finance Corp.:
1.7% 2/22/19	$1,918,000	$1,903,912
1.7% 9/9/21	3,613,000	3,461,813
2% 2/14/20	5,000,000	4,936,278
2.65% 2/12/21	5,000,000	4,978,687
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	6,913,375
2.7% 4/6/22 (a)	5,799,000	5,698,052
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	5,000,000	4,917,440
2.25% 3/2/20 (a)	3,020,000	2,982,863
2.3% 1/6/20 (a)	5,000,000	4,946,091
2.3% 2/12/21 (a)	5,500,000	5,384,715
2.45% 5/18/20 (a)	6,415,000	6,345,005
2.85% 1/6/22 (a)	3,175,000	3,126,154
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,946,386
2.65% 4/13/20	7,684,000	7,610,724
3.15% 1/15/20	5,000,000	5,007,694
3.2% 7/13/20	5,000,000	4,999,877
3.25% 1/5/23	5,000,000	4,895,494
4.2% 3/1/21	3,000,000	3,070,298
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	4,458,000	4,394,823
Volkswagen International Finance NV 2.125% 11/20/18 (a)	1,500,000	1,496,239
		92,015,920
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.9% 2/21/21	4,228,000	4,210,819
6.875% 8/15/18	1,020,000	1,040,766
		5,251,585
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.:
2.1% 12/7/18	742,000	740,401
2.2% 5/26/20	5,000,000	4,950,742
2.625% 1/15/22	3,229,000	3,173,623
2.75% 12/9/20	5,345,000	5,337,941
		14,202,707
Household Durables - 0.6%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,695,618
4% 2/15/20	3,000,000	3,064,794
Lennar Corp. 2.95% 11/29/20 (a)	5,800,000	5,640,500
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,515,625
		14,916,537
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	4,922,000	4,765,636
Media - 3.2%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,557,566
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	2,992,172
CBS Corp. 2.3% 8/15/19	3,663,000	3,644,698
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	15,000,000	15,110,169
Comcast Corp. 1.625% 1/15/22	15,111,000	14,331,863
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,767,066
Historic Tw, Inc. 6.875% 6/15/18	5,095,000	5,156,047
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	2,980,250
Time Warner Cable, Inc.:
6.75% 7/1/18	5,651,000	5,726,492
8.25% 4/1/19	500,000	527,845
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,988,379
4.75% 3/29/21	3,683,000	3,858,583
Walt Disney Co. 1.85% 5/30/19	6,000,000	5,962,504
		82,603,634

TOTAL CONSUMER DISCRETIONARY		213,756,019

CONSUMER STAPLES - 5.1%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	4,966,138
2.15% 2/1/19	1,500,000	1,493,254
2.65% 2/1/21	12,890,000	12,770,355
3.3% 2/1/23	9,190,000	9,150,829
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	2,310,000	2,309,643
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,796,971
		35,487,190
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	9,915,984
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,546,750
2.25% 12/5/18	8,376,000	8,353,427
2.25% 8/12/19	10,000,000	9,915,625
2.8% 7/20/20	1,496,000	1,485,472
Kroger Co. 3.3% 1/15/21	5,000,000	5,030,552
		36,247,810
Food Products - 0.4%
General Mills, Inc. 2.2% 10/21/19	2,000,000	1,982,204
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,951,764
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	6,980,680
		10,914,648
Tobacco - 1.9%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	4,984,939
Bat Capital Corp. 2.764% 8/15/22 (a)	10,000,000	9,714,837
BAT International Finance PLC:
1.85% 6/15/18 (a)	10,000,000	9,974,957
2.75% 6/15/20 (a)	8,160,000	8,100,777
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (a)	2,866,000	2,860,652
2.95% 7/21/20 (a)	3,000,000	2,995,019
Philip Morris International, Inc.:
1.875% 1/15/19	2,641,000	2,625,139
1.875% 2/25/21	6,954,000	6,723,090
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,165,461
4% 6/12/22	1,077,000	1,099,482
		50,244,353

TOTAL CONSUMER STAPLES		132,894,001

ENERGY - 7.0%
Energy Equipment & Services - 0.6%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	818,987
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	992,500
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,647,652
3% 12/21/20 (a)	5,000,000	5,005,372
		16,464,511
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	583,282
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,993,850
1.676% 5/3/19	989,000	979,858
2.315% 2/13/20	4,411,000	4,373,829
2.521% 1/15/20	4,688,000	4,668,659
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	8,001,129
Cenovus Energy, Inc.:
3% 8/15/22	1,504,000	1,458,208
5.7% 10/15/19	297,000	308,221
Chevron Corp. 1.961% 3/3/20	4,000,000	3,946,669
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,106,813
3.3% 6/1/20	1,439,000	1,444,411
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,906,450
DCP Midstream Operating LP 2.7% 4/1/19	821,000	811,764
Devon Energy Corp. 3.25% 5/15/22	7,000,000	6,929,620
Encana Corp.:
3.9% 11/15/21	4,500,000	4,579,696
6.5% 5/15/19	5,000,000	5,212,151
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,331,497
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	780,409
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,627,789
2.55% 10/15/19	5,678,000	5,651,978
2.8% 2/15/21	2,038,000	2,024,181
2.85% 4/15/21	1,590,000	1,578,631
EQT Corp. 2.5% 10/1/20	2,497,000	2,459,465
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,715,422
2.726% 3/1/23	2,954,000	2,913,058
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,733,915
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,287,826
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,761,500
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,210,661
MPLX LP 3.375% 3/15/23	3,258,000	3,233,613
Petrobras Global Finance BV 6.125% 1/17/22	7,000,000	7,366,450
Petroleos Mexicanos:
4.625% 9/21/23	4,535,000	4,558,129
5.375% 3/13/22 (a)	1,440,000	1,504,800
6.375% 2/4/21	2,000,000	2,137,000
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,798,281
3.65% 6/1/22	4,768,000	4,709,555
5.75% 1/15/20	962,000	1,006,108
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,258,719
Spectra Energy Partners LP 2.95% 9/25/18	90,000	90,215
Total Capital International SA 2.125% 1/10/19	2,000,000	1,994,329
TransCanada PipeLines Ltd.:
2.125% 11/15/19	5,610,000	5,553,705
2.5% 8/1/22	5,142,000	5,001,488
3.125% 1/15/19	1,693,000	1,698,207
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,255,315
5.375% 6/1/21	7,371,000	7,715,333
Williams Partners LP 3.6% 3/15/22	7,000,000	7,021,000
		164,283,189

TOTAL ENERGY		180,747,700

FINANCIALS - 32.2%
Banks - 15.4%
ABN AMRO Bank NV:
2.1% 1/18/19 (a)	5,000,000	4,978,575
2.5% 10/30/18 (a)	4,000,000	4,001,388
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,231,899
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,598,175
6.369% 6/16/18 (a)	962,000	968,878
Bank of America Corp.:
2.25% 4/21/20	8,140,000	8,041,650
2.369% 7/21/21 (b)	5,000,000	4,925,978
2.6% 1/15/19	1,082,000	1,082,303
2.625% 10/19/20	12,000,000	11,887,320
2.625% 4/19/21	13,000,000	12,812,162
2.65% 4/1/19	11,100,000	11,105,535
3.004% 12/20/23 (a)(b)	6,462,000	6,322,780
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	1,987,038
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.3% 3/5/20 (a)	3,000,000	2,961,662
2.35% 9/8/19 (a)	3,050,000	3,029,896
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,428,815
Barclays PLC:
2% 3/16/18	5,000,000	4,999,990
2.75% 11/8/19	5,331,000	5,299,067
2.875% 6/8/20	3,000,000	2,972,187
3.2% 8/10/21	5,045,000	4,988,970
3.25% 1/12/21	2,046,000	2,031,629
Bnp Paribas Mtn Be 2.375% 5/21/20	3,000,000	2,963,776
BPCE SA 2.5% 7/15/19	2,000,000	1,990,508
Capital One NA:
2.35% 1/31/20	1,000,000	988,146
2.4% 9/5/19	2,000,000	1,985,408
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,115,450
Citigroup, Inc.:
2.05% 6/7/19	2,000,000	1,984,065
2.35% 8/2/21	10,000,000	9,741,409
2.4% 2/18/20	4,000,000	3,961,878
2.45% 1/10/20	3,000,000	2,975,718
2.5% 7/29/19	2,000,000	1,992,585
2.55% 4/8/19	3,000,000	2,996,306
2.65% 10/26/20	3,000,000	2,969,823
2.7% 3/30/21	5,000,000	4,937,748
2.7% 10/27/22	5,000,000	4,852,285
2.75% 4/25/22	4,010,000	3,924,769
4.4% 6/10/25	2,604,000	2,672,813
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,480,928
2.55% 5/13/21	6,501,000	6,372,417
2.65% 5/26/22	3,000,000	2,918,152
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	406,789
Comerica, Inc. 2.125% 5/23/19	345,000	343,450
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	748,171
2.3% 9/6/19	2,000,000	1,989,194
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	7,936,944
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,016,353
Credit Suisse New York Branch:
2.3% 5/28/19	5,750,000	5,719,692
3% 10/29/21	1,500,000	1,491,539
Discover Bank 3.35% 2/6/23	1,557,000	1,546,013
Fifth Third Bancorp:
2.3% 3/1/19	279,000	278,238
2.875% 7/27/20	3,200,000	3,193,676
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,028,657
HBOS PLC 6.75% 5/21/18 (a)	509,000	513,493
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	3,965,485
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	2,978,244
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,813,283
3.15% 3/14/21	3,000,000	3,009,325
7% 12/15/20	180,000	198,292
Huntington National Bank 2.2% 4/1/19	1,000,000	994,720
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,426,241
ING Groep NV 3.15% 3/29/22	5,250,000	5,203,366
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,657,475
JPMorgan Chase & Co.:
2.2% 10/22/19	10,058,000	9,969,921
2.25% 1/23/20	8,000,000	7,924,879
2.55% 10/29/20	7,500,000	7,429,537
2.75% 6/23/20	7,000,000	6,979,528
KeyCorp. 2.3% 12/13/18	2,000,000	1,996,107
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,844,521
2.95% 3/1/21	4,000,000	3,989,882
2.998% 2/22/22	2,619,000	2,579,582
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,395,635
2.65% 9/25/19 (a)	2,000,000	1,994,214
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,902,969
2.632% 4/12/21 (a)	5,180,000	5,093,058
2.953% 2/28/22	6,000,000	5,894,982
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,224,181
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	997,641
Regions Bank of Alabama 2.75% 4/1/21	5,000,000	4,968,384
Regions Financial Corp.:
2.75% 8/14/22	4,251,000	4,144,264
3.2% 2/8/21	4,000,000	4,013,528
Royal Bank of Canada:
1.5% 7/29/19	5,000,000	4,924,495
2.125% 3/2/20	5,350,000	5,277,576
Royal Bank of Scotland Group PLC 3.875% 9/12/23	7,000,000	6,963,048
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	5,500,000	5,378,779
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	3,500,000	3,476,491
2.45% 1/10/19	590,000	589,371
2.45% 1/16/20	3,000,000	2,974,863
2.65% 7/23/20	3,000,000	2,978,910
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,438,205
SunTrust Banks, Inc.:
2.5% 5/1/19	550,000	548,981
2.9% 3/3/21	2,828,000	2,815,010
Synchrony Bank 3% 6/15/22	2,328,000	2,273,943
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	6,953,717
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,905,145
2.25% 11/5/19	2,000,000	1,987,086
Wells Fargo & Co.:
2.15% 1/15/19	5,500,000	5,482,153
2.6% 7/22/20	13,000,000	12,903,280
Westpac Banking Corp.:
1.6% 8/19/19	5,000,000	4,921,542
2.8% 1/11/22	5,000,000	4,937,045
		398,011,174
Capital Markets - 6.8%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	14,992,742
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,856,150
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,240,672
2.85% 5/10/19	5,968,000	5,958,650
Deutsche Bank AG New York Branch:
3.15% 1/22/21	3,179,000	3,149,916
3.3% 11/16/22	5,000,000	4,875,555
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,744,081
Goldman Sachs Group, Inc.:
2.3% 12/13/19	5,000,000	4,958,395
2.625% 1/31/19	13,000,000	13,003,161
2.625% 4/25/21	2,097,000	2,062,249
2.876% 10/31/22 (b)	10,000,000	9,804,399
2.905% 7/24/23 (b)	10,000,000	9,743,355
3.2% 2/23/23	5,500,000	5,415,563
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,634,113
Lazard Group LLC 4.25% 11/14/20	543,000	560,184
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	1,995,040
Moody's Corp.:
2.625% 1/15/23 (a)	5,950,000	5,744,437
2.75% 7/15/19	8,000,000	7,998,806
2.75% 12/15/21	647,000	637,663
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,614,630
2.5% 1/24/19	1,750,000	1,748,192
2.5% 4/21/21	6,200,000	6,088,721
2.625% 11/17/21	5,350,000	5,238,382
2.65% 1/27/20	11,000,000	10,954,096
4.875% 11/1/22	7,000,000	7,380,395
5.5% 1/26/20	2,000,000	2,094,320
5.625% 9/23/19	112,000	116,736
7.3% 5/13/19	603,000	634,560
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,049,982
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,874,952
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,807,600
		173,977,697
Consumer Finance - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	6,848,693
3.5% 5/26/22	915,000	911,722
Ally Financial, Inc.:
3.25% 11/5/18	3,000,000	3,002,250
4.25% 4/15/21	2,920,000	2,945,550
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,496,558
2.2% 3/3/20	5,000,000	4,939,879
2.25% 5/5/21	4,000,000	3,903,934
Capital One Financial Corp. 3.2% 1/30/23	7,000,000	6,858,146
Discover Financial Services 5.2% 4/27/22	3,239,000	3,420,412
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,955,623
2.343% 11/2/20	5,500,000	5,365,865
2.425% 6/12/20	3,000,000	2,946,728
2.597% 11/4/19	7,000,000	6,954,722
2.681% 1/9/20	4,063,000	4,034,153
3.157% 8/4/20	3,000,000	2,988,419
3.336% 3/18/21	4,500,000	4,477,413
3.339% 3/28/22	2,246,000	2,212,369
Hyundai Capital America:
2% 3/19/18 (a)	1,891,000	1,890,814
2% 7/1/19 (a)	3,000,000	2,958,721
2.55% 2/6/19 (a)	4,759,000	4,744,094
2.6% 3/19/20 (a)	2,000,000	1,973,740
2.875% 8/9/18 (a)	2,606,000	2,608,488
Synchrony Financial:
2.6% 1/15/19	5,887,000	5,877,293
2.7% 2/3/20	2,500,000	2,482,849
3% 8/15/19	5,516,000	5,519,196
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	4,990,245
1.55% 10/18/19	2,244,000	2,212,507
2.6% 1/11/22	5,500,000	5,420,652
		110,941,035
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,412,648
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,239,475
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,377,172
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,542,553
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,939,257
		21,511,105
Insurance - 4.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,159,772
AFLAC, Inc. 2.4% 3/16/20	6,000,000	5,953,853
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,456,846
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,232,211
3.3% 3/1/21	4,987,000	4,998,494
4.875% 6/1/22	1,484,000	1,572,244
Aon Corp. 5% 9/30/20	2,178,000	2,282,899
Aon PLC 2.8% 3/15/21	7,000,000	6,934,854
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,000,395
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.388% 5/16/46 (a)(b)(c)	259,000	258,353
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,845,295
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,618,014
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	4,955,487
2.75% 1/30/22	2,231,000	2,194,516
3.3% 3/14/23	1,731,000	1,727,979
MassMutual Global Funding II:
2.35% 4/9/19 (a)	1,000,000	999,587
2.5% 4/13/22 (a)	5,440,000	5,310,628
Metropolitan Life Global Funding I:
1.75% 9/19/19 (a)	5,600,000	5,526,318
2% 4/14/20 (a)	3,000,000	2,950,599
2.65% 4/8/22 (a)	5,000,000	4,896,938
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,483,374
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	3,988,108
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,185,900
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	9,943,097
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,568,012
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,282,455
Unum Group 5.625% 9/15/20	2,743,000	2,912,986
		125,239,214

TOTAL FINANCIALS		829,680,225

HEALTH CARE - 6.3%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	3,972,000	3,968,266
2.5% 5/14/20	5,952,000	5,899,248
Amgen, Inc.:
2.125% 5/1/20	1,618,000	1,592,454
2.2% 5/22/19	4,290,000	4,269,253
Celgene Corp. 2.875% 8/15/20	3,000,000	2,992,511
		18,721,732
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories:
2.35% 11/22/19	5,000,000	4,973,865
2.8% 9/15/20	4,182,000	4,169,434
2.9% 11/30/21	4,980,000	4,938,009
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 2.9496% 12/29/20 (b)(c)	6,474,000	6,481,510
2.675% 12/15/19	287,000	285,876
2.894% 6/6/22	15,000,000	14,614,837
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,960,232
2.4% 9/15/20	619,000	614,728
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,769,639
2.5% 3/15/20	2,200,000	2,187,523
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,701,337
		46,696,990
Health Care Providers & Services - 1.0%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,643,865
Cardinal Health, Inc. 1.95% 6/15/18	462,000	461,582
Express Scripts Holding Co.:
2.25% 6/15/19	1,000,000	992,471
2.6% 11/30/20	1,233,000	1,216,937
4.75% 11/15/21	2,190,000	2,293,827
Humana, Inc. 2.5% 12/15/20	3,630,000	3,581,628
McKesson Corp. 2.284% 3/15/19	686,000	683,953
UnitedHealth Group, Inc.:
1.9% 7/16/18	3,000,000	2,996,841
2.125% 3/15/21	3,000,000	2,934,067
2.7% 7/15/20	1,361,000	1,359,535
2.875% 12/15/21	2,000,000	1,992,225
WellPoint, Inc. 2.25% 8/15/19	2,950,000	2,928,258
		25,085,189
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	3,086,000	3,080,927
3% 4/15/23	5,000,000	4,905,414
		7,986,341
Pharmaceuticals - 2.5%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,430,972
3.45% 3/15/22	5,000,000	4,977,275
Mylan NV:
2.5% 6/7/19	9,824,000	9,764,908
3% 12/15/18	3,000,000	3,003,669
3.15% 6/15/21	2,306,000	2,285,286
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,922,079
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,380,072
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,922,653
2.4% 9/23/21	7,000,000	6,760,248
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	2,500,000	2,493,735
1.7% 7/19/19	4,234,000	4,131,331
2.2% 7/21/21	10,726,000	9,939,787
Zoetis, Inc. 3.45% 11/13/20	493,000	498,489
		63,510,504

TOTAL HEALTH CARE		162,000,756

INDUSTRIALS - 2.4%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,589,603
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,338,887
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,126,477
The Boeing Co. 1.65% 10/30/20	3,000,000	2,931,386
		12,986,353
Airlines - 0.2%
Continental Airlines, Inc. 6.795% 8/2/18	1,040	1,050
Delta Air Lines, Inc. 2.875% 3/13/20	5,500,000	5,486,721
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	5,262	5,368
		5,493,139
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	910,000	900,314
2.35% 6/15/21	1,547,000	1,509,449
		2,409,763
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,911,557
2.8% 12/15/21	3,883,000	3,812,498
3% 12/15/20	5,100,000	5,109,543
		11,833,598
Machinery - 0.2%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	261,246
John Deere Capital Corp. 2.35% 1/8/21	5,500,000	5,433,780
		5,695,026
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,064,106
2.625% 9/4/18	1,628,000	1,628,845
2.625% 7/1/22	5,000,000	4,830,925
3.375% 6/1/21	8,097,000	8,150,950
3.75% 2/1/22	1,228,000	1,244,823
4.75% 3/1/20	605,000	625,948
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,771,838
		24,317,435

TOTAL INDUSTRIALS		62,735,314

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
Cisco Systems, Inc. 2.45% 6/15/20	3,000,000	2,982,027
Electronic Equipment & Components - 0.8%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,943,559
3.2% 4/1/24	896,000	878,103
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,224,257
4.42% 6/15/21 (a)	4,200,000	4,286,341
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	2,983,850
2.375% 12/17/18	4,049,000	4,045,108
		21,361,218
IT Services - 0.1%
The Western Union Co. 3.65% 8/22/18	3,111,000	3,130,242
Software - 0.3%
Oracle Corp.:
1.9% 9/15/21	5,000,000	4,832,277
2.25% 10/8/19	1,552,000	1,547,188
		6,379,465
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	851,377
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,007,708
Xerox Corp. 2.75% 3/15/19	2,585,000	2,579,488
		7,438,573

TOTAL INFORMATION TECHNOLOGY		41,291,525

MATERIALS - 0.9%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
1.7% 5/1/18 (a)	5,340,000	5,335,568
3.3% 5/1/23 (a)	3,089,000	3,091,755
Monsanto Co. 2.125% 7/15/19	3,000,000	2,974,500
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,866,986
		18,268,809
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. 2.375% 3/15/18	4,000,000	3,996,800

TOTAL MATERIALS		22,265,609

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	197,441
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,285,302
Boston Properties, Inc.:
3.2% 1/15/25	3,000,000	2,909,383
5.875% 10/15/19	446,000	465,623
DDR Corp.:
4.25% 2/1/26	1,865,000	1,849,155
4.625% 7/15/22	7,779,000	8,096,101
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,634,932
3.375% 6/1/25	3,000,000	2,972,769
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	4,942,470
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,022,127
Health Care REIT, Inc. 2.25% 3/15/18	250,000	249,999
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,085,732
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,296,618
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,865,846
Simon Property Group LP:
2.2% 2/1/19	462,000	460,603
2.35% 1/30/22	1,046,000	1,017,817
2.75% 6/1/23	4,610,000	4,490,237
		45,842,155
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,342,813
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	1,978,460
3.4% 10/1/20	5,590,000	5,652,287
3.625% 10/1/22	1,040,000	1,051,529
3.95% 7/1/22	2,280,000	2,342,068
Liberty Property LP 4.75% 10/1/20	1,045,000	1,089,401
Mack-Cali Realty LP 4.5% 4/18/22	185,000	181,584
Ventas Realty LP 3.125% 6/15/23	591,000	579,013
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	4,000,000	4,120,880
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,067,497
		22,405,532

TOTAL REAL ESTATE		68,247,687

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
2.375% 11/27/18	10,000,000	10,001,300
2.45% 6/30/20	5,088,000	5,033,759
2.8% 2/17/21	4,000,000	3,969,782
5.875% 10/1/19	5,034,000	5,264,406
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,284,426
CenturyLink, Inc. 6.15% 9/15/19	592,000	612,720
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,911,000	2,968,754
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,290,437
2.625% 2/21/20	1,710,000	1,706,506
2.946% 3/15/22	2,675,000	2,638,871
3% 11/1/21	4,318,000	4,295,589
		47,066,550
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 5.45% 6/10/19	2,000,000	2,067,300

TOTAL TELECOMMUNICATION SERVICES		49,133,850

UTILITIES - 5.5%
Electric Utilities - 3.0%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,434,082
Commonwealth Edison Co. 2.15% 1/15/19	188,000	187,416
Duke Energy Corp.:
1.8% 9/1/21	1,354,000	1,295,170
2.1% 6/15/18	5,395,000	5,390,877
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	51,727
Edison International 2.95% 3/15/23	730,000	711,652
Eversource Energy:
2.5% 3/15/21	4,386,000	4,321,430
2.75% 3/15/22	3,489,000	3,432,183
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,468,606
3.497% 6/1/22 (b)	7,287,000	7,277,869
FirstEnergy Corp. 4.25% 3/15/23	600,000	617,532
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	235,800
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,582,723
3.7% 9/1/24	1,115,000	1,090,375
ITC Holdings Corp. 2.7% 11/15/22 (a)	3,503,000	3,417,505
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,091,544
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,575,802
6.5% 8/1/18	273,000	277,741
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	950,000	944,909
PacifiCorp 5.5% 1/15/19	2,750,000	2,820,323
PG&E Corp. 2.4% 3/1/19	74,000	73,565
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,000,499
Southern Co.:
1.85% 7/1/19	8,000,000	7,911,154
2.35% 7/1/21	5,250,000	5,101,346
TECO Finance, Inc.:
3 month U.S. LIBOR + 0.600% 2.308% 4/10/18 (b)(c)	3,000,000	3,001,010
5.15% 3/15/20	252,000	262,069
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,779,827
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,032,532
		76,387,268
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.15% 6/15/19	557,000	551,661
2.7% 6/15/21	548,000	537,659
Southern Power Co. 2.375% 6/1/20	1,087,000	1,074,745
		2,164,065
Multi-Utilities - 2.4%
Berkshire Hathaway Energy Co.:
2% 11/15/18	544,000	542,747
2.375% 1/15/21 (a)	5,420,000	5,347,239
2.8% 1/15/23 (a)	5,944,000	5,818,049
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,186,939
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,336,537
2% 5/15/21	1,538,000	1,492,221
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.9934% 9/30/66 (b)(c)	651,000	613,568
3 month U.S. LIBOR + 2.825% 4.5197% 6/30/66 (b)(c)	567,000	561,330
1.9% 6/15/18	2,540,000	2,537,283
2% 8/15/21	843,000	809,777
2.5% 12/1/19	10,382,000	10,296,508
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,846,844
3.85% 2/15/23	700,000	715,859
NSTAR 4.5% 11/15/19	2,500,000	2,571,604
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,701,759
2.65% 11/15/22	3,830,000	3,724,059
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,084,630
Sempra Energy:
1.625% 10/7/19	4,189,000	4,112,546
2.4% 3/15/20	1,890,000	1,870,849
2.85% 11/15/20	1,392,000	1,393,374
2.9% 2/1/23	1,017,000	998,933
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 3.9513% 5/15/67 (b)(c)	454,000	442,650
1.65% 6/15/18	3,006,000	3,000,510
2.45% 6/15/20	5,901,000	5,863,726
		62,869,541

TOTAL UTILITIES		141,420,874

TOTAL NONCONVERTIBLE BONDS
(Cost $1,927,306,064)		1,904,173,560

U.S. Treasury Obligations - 6.6%
U.S. Treasury Notes:
1.125% 7/31/21	$45,000,000	$42,976,750
1.75% 6/30/22	37,871,000	36,544,036
2.125% 7/31/24	17,248,000	16,593,789
2.125% 11/30/24	16,159,000	15,495,597
2.25% 3/31/21	37,000,000	36,783,203
2.25% 12/31/24	21,838,000	21,096,702
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $174,917,646)		169,490,077

U.S. Government Agency - Mortgage Securities - 0.2%
Fannie Mae - 0.1%
3.5% 7/1/26 to 10/1/29	2,675,189	2,730,527
4.5% 3/1/35	25,264	26,691
6.5% 7/1/32 to 8/1/36	311,589	348,857
7% 9/1/18 to 6/1/33	210,939	239,701
7.5% 6/1/26 to 3/1/28	62,683	70,729
8.5% 5/1/21 to 9/1/25	3,860	4,262
9.5% 2/1/25	122	125
10.5% 8/1/20	629	634

TOTAL FANNIE MAE		3,421,526

Freddie Mac - 0.1%
3.5% 8/1/26	1,803,527	1,837,154
4.5% 8/1/18	17,580	17,664
5% 3/1/19	31,411	31,630
8.5% 9/1/24 to 8/1/27	22,906	26,237

TOTAL FREDDIE MAC		1,912,685

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	50,836	57,438
7.5% 2/15/28 to 10/15/28	3,101	3,575
8% 6/15/24	31	34
8.5% 10/15/21	15,139	16,254
11% 7/20/19	187	188

TOTAL GINNIE MAE		77,489

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,534,556)		5,411,700

Asset-Backed Securities - 5.7%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.3257% 4/25/35 (b)(c)	$56,669	$57,116
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 3.2707% 3/25/34 (b)(c)	22,755	23,245
Ally Master Owner Trust:
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,127,574
Series 2018-1 Class A1, 2.7% 1/17/23	5,500,000	5,468,904
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	80,813	80,803
Series 2016-1 Class A3, 1.81% 10/8/20	1,267,206	1,265,564
Series 2016-2 Class A2A, 1.42% 10/8/19	33,240	33,237
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.6707% 12/25/33 (b)(c)	3,575	3,548
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.4457% 4/25/34 (b)(c)	10,238	9,597
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.4007% 3/25/34 (b)(c)	4,010	3,924
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.6707% 11/25/34 (b)(c)	46,803	47,590
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.4457% 5/25/34 (b)(c)	135,143	138,694
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.7807% 5/25/36 (b)(c)	122,090	46,937
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.3864% 4/25/34 (b)(c)	110,972	108,661
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.9907% 3/25/36 (b)(c)	2,307	946
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.7457% 2/25/35 (b)(c)	289,381	290,810
Capital One Multi-Asset Execution Trust Series 2016-A4 Class A4, 1.33% 6/15/22	4,860,000	4,772,815
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.7607% 12/25/36 (b)(c)	205,465	173,365
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	4,582,000	4,540,832
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	914,026	913,642
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	17,508	17,502
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,883,250
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	2,738,577	2,734,163
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	1,348,336	1,347,996
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.8707% 3/25/32 (b)(c)	9,741	10,176
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 3.0757% 4/25/34 (b)(c)	5,805	5,577
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.4157% 6/25/34 (b)(c)	6,298	6,374
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700% 2.3207% 12/25/33 (b)(c)	2,817	2,772
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,873,317
Discover Card Master Trust:
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,609,478
Series 2016-A4 Class A4, 1.39% 3/15/22	5,019,000	4,925,637
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,495,082	1,488,886
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	3,007,568	2,996,739
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.5147% 5/28/35 (b)(c)	4,436	4,305
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	1,104,748	1,107,162
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,095,906
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,754,634
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,137,861
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,850,024
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,332,861
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,415,285
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,778,259
Series 2017-2 Class A1, 2.37% 9/15/22	5,521,000	5,434,452
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 2.3557% 1/25/35 (b)(c)	81,136	80,523
Class M4, 1 month U.S. LIBOR + 1.020% 2.6407% 1/25/35 (b)(c)	39,567	33,811
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 2.3236% 2/25/47 (a)(b)(c)	29,292	28,327
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.7675% 11/15/34 (a)(b)(c)	43,709	42,875
Class B, 1 month U.S. LIBOR + 0.280% 1.8675% 11/15/34 (a)(b)(c)	15,859	15,534
Class C, 1 month U.S. LIBOR + 0.380% 1.9675% 11/15/34 (a)(b)(c)	26,174	24,456
Class D, 1 month U.S. LIBOR + 0.750% 2.3375% 11/15/34 (a)(b)(c)	9,928	9,138
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,729,046
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,136,872
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,060,028
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	19,112	1,702
Home Equity Asset Trust Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.9407% 8/25/33 (b)(c)	25,029	25,314
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.8107% 1/25/37 (b)(c)	130,088	95,979
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,134,017
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.8246% 3/27/42 (b)(c)	392,000	289,841
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.9207% 5/25/37 (b)(c)	30,889	9,357
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,798,000	4,754,451
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.3707% 7/25/34 (b)(c)	10,253	9,894
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.5957% 7/25/34 (b)(c)	15,273	15,219
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.7307% 4/25/37 (b)(c)	250	154
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 2.1407% 6/25/35 (b)(c)	111,022	107,764
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.3007% 8/25/34 (b)(c)	4,895	4,752
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	41,981	41,624
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 2.2807% 1/25/35 (b)(c)	11,536	11,096
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.3757% 3/25/35 (b)(c)	11,278	414
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.1307% 9/25/35 (b)(c)	162,650	161,629
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,409,012
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.4957% 9/25/34 (b)(c)	51,394	52,178
Class M4, 1 month U.S. LIBOR + 2.175% 3.7957% 9/25/34 (b)(c)	77,891	70,262
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.8657% 1/25/36 (b)(c)	126,217	126,059
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	3,006,659	3,002,841
Series 2017-3A Class A, 2.54% 11/15/23 (a)	3,105,518	3,097,476
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	5,497,000	5,443,329
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,886,000	2,872,859
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.5385% 6/15/33 (b)(c)	6,870	6,868
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.3457% 9/25/34 (b)(c)	3,610	3,549
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	995,802
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	226,787	226,722
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4214% 9/25/34 (b)(c)	2,472	2,382
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.7978% 4/6/42 (a)(b)(c)(d)	304,000	160,523
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,030,974
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,218,058
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,550,136
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	507,743	507,238
TOTAL ASSET-BACKED SECURITIES
(Cost $147,156,656)		146,520,505

Collateralized Mortgage Obligations - 1.4%
Private Sponsor - 0.1%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6199% 5/27/35 (a)(b)	292,932	292,476
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,347,258
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7221% 2/25/37 (b)(c)	28,205	27,680
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.9038% 6/10/35 (a)(b)(c)	22,031	17,550
Class B6, 1 month U.S. LIBOR + 2.850% 4.4038% 6/10/35 (a)(b)(c)	36,651	24,546
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (b)(c)	1,909	1,888

TOTAL PRIVATE SPONSOR		1,711,398

U.S. Government Agency - 1.3%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	5,117,056	4,981,421
Series 2015-28 Class JE, 3% 5/25/45	3,606,825	3,591,288
Series 2018-3 Class LP, 3% 2/25/47	17,641,287	17,408,131
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	137,428	143,219
Series 4472 Class WL, 3% 5/15/45	1,658,612	1,651,408
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	5,699,167	5,681,893

TOTAL U.S. GOVERNMENT AGENCY		33,457,360

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $36,024,001)		35,168,758

Commercial Mortgage Securities - 7.6%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	93,711	93,931
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8371% 2/14/43 (b)(f)	5,083	44
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	7,089,103	7,118,746
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.8957% 12/25/33 (a)(b)(c)	2,138	2,131
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.0107% 1/25/36 (a)(b)(c)	60,853	57,048
Class B1, 1 month U.S. LIBOR + 1.400% 3.0207% 1/25/36 (a)(b)(c)	2,733	2,127
Class M1, 1 month U.S. LIBOR + 0.450% 2.0707% 1/25/36 (a)(b)(c)	19,630	18,278
Class M2, 1 month U.S. LIBOR + 0.470% 2.0907% 1/25/36 (a)(b)(c)	5,889	5,438
Class M3, 1 month U.S. LIBOR + 0.500% 2.1207% 1/25/36 (a)(b)(c)	8,600	7,872
Class M4, 1 month U.S. LIBOR + 0.610% 2.2307% 1/25/36 (a)(b)(c)	4,757	4,365
Class M5, 1 month U.S. LIBOR + 0.650% 2.2707% 1/25/36 (a)(b)(c)	4,757	3,624
Class M6, 1 month U.S. LIBOR + 0.700% 2.3207% 1/25/36 (a)(b)(c)	5,052	3,876
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.0507% 10/25/36 (a)(b)(c)	2,659	2,141
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.8907% 3/25/37 (a)(b)(c)	39,693	36,921
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.8221% 7/25/37 (a)(b)(c)	41,593	39,732
Class A2, 1 month U.S. LIBOR + 0.320% 1.8721% 7/25/37 (a)(b)(c)	38,886	36,787
Class M1, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	13,655	12,322
Class M2, 1 month U.S. LIBOR + 0.410% 1.9621% 7/25/37 (a)(b)(c)	7,377	6,473
Class M3, 1 month U.S. LIBOR + 0.490% 2.0421% 7/25/37 (a)(b)(c)	5,969	4,728
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.8421% 7/25/37 (a)(b)(c)	36,887	34,442
Class M1, 1 month U.S. LIBOR + 0.310% 1.8621% 7/25/37 (a)(b)(c)	8,183	7,752
Class M2, 1 month U.S. LIBOR + 0.340% 1.8921% 7/25/37 (a)(b)(c)	8,779	8,228
Class M3, 1 month U.S. LIBOR + 0.370% 1.9221% 7/25/37 (a)(b)(c)	13,543	11,657
Class M4, 1 month U.S. LIBOR + 0.500% 2.0521% 7/25/37 (a)(b)(c)	21,429	17,887
Class M5, 1 month U.S. LIBOR + 0.600% 2.1521% 7/25/37 (a)(b)(c)	8,243	6,420
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.7556% 2/15/51	5,621,000	5,762,252
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.6095% 10/15/32 (a)(b)(c)	3,958,000	3,965,382
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,804,227
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.3495% 7/15/32 (a)(b)(c)	3,948,000	3,956,133
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	9,928,850
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,356,351
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,385,436	1,382,347
Series 2017-P7 Class A2, 3.199% 4/14/50	2,399,000	2,408,792
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,310,000	1,286,897
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,915,000	5,926,706
Series 2013-CR7 Class A4, 3.213% 3/10/46	4,365,000	4,362,949
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,590,333
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,184,845
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,145,041	2,127,766
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,638,383	3,649,277
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	793,406
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	989,356
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	1,965,630
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	955,921
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.778% 12/15/34 (a)(b)(c)	731,828	732,057
Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,365,164
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,058,202
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	502,812	504,682
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	6,477,000	6,823,095
Class A3, 3.482% 1/10/45	2,955,837	2,993,168
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,421,855	2,441,142
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,646,037
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,061,000	1,038,757
Class A5, 2.943% 2/10/46	5,531,000	5,463,907
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	715,868
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	831,245
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,764,000	1,769,309
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,501,881
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,985,069
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,851,534
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	915,024
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,568,562
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,019,485
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	2,007,538	2,033,725
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	375,183	376,998
Series 2012-C8 Class A3, 2.8291% 10/15/45	3,212,975	3,166,989
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,818,692
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.0095% 10/15/33 (a)(b)(c)	1,811,000	1,813,816
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	5,000,000	4,944,496
Series 2013-C11 Class A4, 4.1637% 8/15/46 (b)	1,443,000	1,507,483
Series 2014-C14 Class A2, 2.916% 2/15/47	727,054	729,327
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,693,338
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,163,506
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	6,000,000	6,232,863
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,839,525
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,922,000	2,860,350
Class B, 4.181% 11/15/34 (a)	1,031,000	1,017,509
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,889,770
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.2095% 11/15/26 (a)(b)(c)	4,084,000	4,083,999
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,742,289
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.9095% 6/15/29 (a)(b)(c)	2,645,000	2,652,611
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,650,440	4,598,420
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,058,666
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.03% 12/15/49	2,128,000	2,128,295
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,184,344	4,370,034
Series 2012-C9 Class A3, 2.87% 11/15/45	3,145,202	3,101,590
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	5,903,264
Series 2013-C12 Class ASB, 2.838% 3/15/48	541,000	539,924
Series 2013-C14 Class A5, 3.337% 6/15/46	2,553,000	2,562,824
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,127,514
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,309,996	1,303,227
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,461,905
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $202,304,970)		196,887,527

Municipal Securities - 0.6%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,727,550
Series 2011:
5.665% 3/1/18	630,000	630,000
5.877% 3/1/19	4,715,000	4,829,150
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,296,781
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,014,295
TOTAL MUNICIPAL SECURITIES
(Cost $15,602,791)		15,497,776

Bank Notes - 2.6%
Capital One NA 1.85% 9/13/19	3,000,000	2,951,752
Citibank NA 2.1% 6/12/20	5,000,000	4,908,856
Citizens Bank NA:
2.25% 10/30/20	5,000,000	4,906,200
2.3% 12/3/18	1,384,000	1,381,192
Compass Bank 2.875% 6/29/22	2,943,000	2,858,333
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	1,987,807
3.1% 6/4/20	3,590,000	3,585,094
Fifth Third Bank:
2.375% 4/25/19	2,000,000	1,991,424
2.875% 10/1/21	2,000,000	1,986,015
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	5,002,038
KeyBank NA:
2.35% 3/8/19	2,000,000	1,994,900
2.5% 12/15/19	3,783,000	3,763,562
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	2,962,982
2.3% 1/30/19	1,100,000	1,098,308
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,868,232
2.4% 10/18/19	3,000,000	2,980,385
2.45% 11/5/20	5,000,000	4,933,898
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,151,291
Regions Financial Corp. 2.25% 9/14/18	4,000,000	3,996,369
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	4,970,169
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,167,561
TOTAL BANK NOTES
(Cost $67,227,292)		66,446,368
	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (g)
(Cost $19,191,305)	185,042	18,607,868

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 1.41% (h)
(Cost $5,577,032)	5,575,901	5,577,016
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $2,600,842,313)		2,563,781,155
NET OTHER ASSETS (LIABILITIES) - 0.6%		16,360,917
NET ASSETS - 100%		$2,580,142,072

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $506,378,414 or 19.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$141,653
Fidelity Specialized High Income Central Fund	828,000
Total	$969,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,520,804	$827,999	$--	$--	$(740,935)	$18,607,868	2.7%
Total	$18,520,804	$827,999	$--	$--	$(740,935)	$18,607,868

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,904,173,560	$--	$1,904,173,560	$--
U.S. Government and Government Agency Obligations	169,490,077	--	169,490,077	--
U.S. Government Agency - Mortgage Securities	5,411,700	--	5,411,700	--
Asset-Backed Securities	146,520,505	--	146,359,982	160,523
Collateralized Mortgage Obligations	35,168,758	--	35,168,758	--
Commercial Mortgage Securities	196,887,527	--	196,887,527	--
Municipal Securities	15,497,776	--	15,497,776	--
Bank Notes	66,446,368	--	66,446,368	--
Fixed-Income Funds	18,607,868	18,607,868	--	--
Money Market Funds	5,577,016	5,577,016	--	--
Total Investments in Securities:	$2,563,781,155	$24,184,884	$2,539,435,748	$160,523

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.3%
United Kingdom	4.0%
Netherlands	2.7%
Canada	2.6%
Japan	1.8%
Ireland	1.3%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,576,073,976)	$2,539,596,271
Fidelity Central Funds (cost $24,768,337)	24,184,884
Total Investment in Securities (cost $2,600,842,313)		$2,563,781,155
Receivable for investments sold		23,726,115
Receivable for fund shares sold		2,679,774
Interest receivable		15,241,097
Distributions receivable from Fidelity Central Funds		6,522
Total assets		2,605,434,663
Liabilities
Payable for investments purchased	$9,561,054
Payable for fund shares redeemed	14,165,437
Distributions payable	371,073
Accrued management fee	675,562
Distribution and service plan fees payable	150,659
Other affiliated payables	368,806
Total liabilities		25,292,591
Net Assets		$2,580,142,072
Net Assets consist of:
Paid in capital		$2,636,431,291
Undistributed net investment income		2,540,356
Accumulated undistributed net realized gain (loss) on investments		(21,768,417)
Net unrealized appreciation (depreciation) on investments		(37,061,158)
Net Assets		$2,580,142,072
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($267,948,437 ÷ 23,718,894 shares)		$11.30
Maximum offering price per share (100/97.25 of $11.30)		$11.62
Class M:
Net Asset Value and redemption price per share ($165,085,357 ÷ 14,604,632 shares)		$11.30
Maximum offering price per share (100/97.25 of $11.30)		$11.62
Class C:
Net Asset Value and offering price per share ($69,700,456 ÷ 6,183,833 shares)(a)		$11.27
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,489,827,593 ÷ 131,542,537 shares)		$11.33
Class I:
Net Asset Value, offering price and redemption price per share ($587,580,229 ÷ 51,869,612 shares)		$11.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$32,482,791
Income from Fidelity Central Funds		609,634
Total income		33,092,425
Expenses
Management fee	$4,227,456
Transfer agent fees	1,677,630
Distribution and service plan fees	942,161
Fund wide operations fee	597,201
Independent trustees' fees and expenses	5,221
Miscellaneous	4,024
Total expenses before reductions	7,453,693
Expense reductions	(756)	7,452,937
Net investment income (loss)		25,639,488
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,682,985)
Fidelity Central Funds	(597)
Capital gain distributions from Fidelity Central Funds	360,019
Total net realized gain (loss)		(4,323,563)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(52,774,727)
Fidelity Central Funds	(740,339)
Total change in net unrealized appreciation (depreciation)		(53,515,066)
Net gain (loss)		(57,838,629)
Net increase (decrease) in net assets resulting from operations		$(32,199,141)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,639,488	$43,169,531
Net realized gain (loss)	(4,323,563)	309,870
Change in net unrealized appreciation (depreciation)	(53,515,066)	(8,192,877)
Net increase (decrease) in net assets resulting from operations	(32,199,141)	35,286,524
Distributions to shareholders from net investment income	(25,034,624)	(41,051,469)
Share transactions - net increase (decrease)	(154,717,271)	292,353,532
Total increase (decrease) in net assets	(211,951,036)	286,588,587
Net Assets
Beginning of period	2,792,093,108	2,505,504,521
End of period	$2,580,142,072	$2,792,093,108
Other Information
Undistributed net investment income end of period	$2,540,356	$1,935,492

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.56	$11.42	$11.52	$11.33	$11.69
Income from Investment Operations
Net investment income (loss)A	.094	.165	.179	.170	.232	.243
Net realized and unrealized gain (loss)	(.243)	(.030)	.132	(.111)	.160	(.384)
Total from investment operations	(.149)	.135	.311	.059	.392	(.141)
Distributions from net investment income	(.091)	(.155)	(.171)	(.159)	(.202)	(.219)
Total distributions	(.091)	(.155)	(.171)	(.159)	(.202)	(.219)
Net asset value, end of period	$11.30	$11.54	$11.56	$11.42	$11.52	$11.33
Total ReturnB,C,D	(1.29)%	1.18%	2.75%	.51%	3.48%	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.76%	.79%	.82%
Expenses net of all reductions	.76%G	.76%	.76%	.76%	.79%	.82%
Net investment income (loss)	1.66%G	1.43%	1.56%	1.48%	2.02%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$267,948	$289,758	$362,481	$304,040	$215,800	$155,980
Portfolio turnover rateH	43%G	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.57	$11.42	$11.53	$11.34	$11.70
Income from Investment Operations
Net investment income (loss)A	.094	.164	.178	.170	.234	.246
Net realized and unrealized gain (loss)	(.243)	(.040)	.142	(.121)	.161	(.384)
Total from investment operations	(.149)	.124	.320	.049	.395	(.138)
Distributions from net investment income	(.091)	(.154)	(.170)	(.159)	(.205)	(.222)
Total distributions	(.091)	(.154)	(.170)	(.159)	(.205)	(.222)
Net asset value, end of period	$11.30	$11.54	$11.57	$11.42	$11.53	$11.34
Total ReturnB,C,D	(1.30)%	1.09%	2.83%	.42%	3.50%	(1.21)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.76%	.77%	.80%
Expenses net of all reductions	.77%G	.76%	.76%	.76%	.77%	.80%
Net investment income (loss)	1.65%G	1.42%	1.56%	1.48%	2.04%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$165,085	$174,571	$191,505	$193,612	$198,510	$210,150
Portfolio turnover rateH	43%G	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$11.54	$11.39	$11.50	$11.31	$11.67
Income from Investment Operations
Net investment income (loss)A	.049	.075	.090	.081	.143	.155
Net realized and unrealized gain (loss)	(.242)	(.039)	.142	(.121)	.162	(.384)
Total from investment operations	(.193)	.036	.232	(.040)	.305	(.229)
Distributions from net investment income	(.047)	(.066)	(.082)	(.070)	(.115)	(.131)
Total distributions	(.047)	(.066)	(.082)	(.070)	(.115)	(.131)
Net asset value, end of period	$11.27	$11.51	$11.54	$11.39	$11.50	$11.31
Total ReturnB,C,D	(1.68)%	.32%	2.05%	(.35)%	2.70%	(1.98)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.53%	1.53%	1.54%	1.56%	1.58%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.53%	1.54%	1.56%	1.58%
Expenses net of all reductions	1.54%G	1.53%	1.53%	1.54%	1.56%	1.58%
Net investment income (loss)	.87%G	.66%	.79%	.71%	1.25%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$69,700	$79,249	$97,987	$81,929	$64,333	$53,096
Portfolio turnover rateH	43%G	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$11.59	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.112	.200	.214	.205	.209
Net realized and unrealized gain (loss)	(.233)	(.039)	.133	(.110)	.038
Total from investment operations	(.121)	.161	.347	.095	.247
Distributions from net investment income	(.109)	(.191)	(.207)	(.195)	(.197)
Total distributions	(.109)	(.191)	(.207)	(.195)	(.197)
Net asset value, end of period	$11.33	$11.56	$11.59	$11.45	$11.55
Total ReturnC,D	(1.05)%	1.40%	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.45%	.45%	.46%G
Net investment income (loss)	1.96%G	1.74%	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,489,828	$1,643,205	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	43%G	39%	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.60	$11.45	$11.55	$11.36	$11.72
Income from Investment Operations
Net investment income (loss)A	.109	.194	.209	.200	.262	.273
Net realized and unrealized gain (loss)	(.242)	(.039)	.142	(.111)	.161	(.385)
Total from investment operations	(.133)	.155	.351	.089	.423	(.112)
Distributions from net investment income	(.107)	(.185)	(.201)	(.189)	(.233)	(.248)
Total distributions	(.107)	(.185)	(.201)	(.189)	(.233)	(.248)
Net asset value, end of period	$11.33	$11.57	$11.60	$11.45	$11.55	$11.36
Total ReturnB,C	(1.16)%	1.36%	3.10%	.78%	3.74%	(.99)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.53%	.57%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.50%	.53%	.57%
Expenses net of all reductions	.50%F	.50%	.50%	.50%	.53%	.57%
Net investment income (loss)	1.92%F	1.69%	1.82%	1.74%	2.28%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$587,580	$605,310	$537,585	$391,808	$174,568	$84,843
Portfolio turnover rateG	43%F	39%	50%	44%	94%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,321,833
Gross unrealized depreciation	(39,267,026)
Net unrealized appreciation (depreciation)	$(34,945,193)
Tax cost	$2,598,726,348

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(15,392,575)

The Fund elected to defer to its next fiscal year approximately $1,266,069 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $399,214,948 and $339,823,510, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$353,226	$2,463
Class M	-%	.25%	213,858	42,008
Class C	.75%	.25%	375,077	313
			$942,161	$44,784

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,208
Class M	3,075
Class C(a)	3,777
$14,060

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$219,926.16
Class M	139,114.16
Class C	68,325.18
Fidelity Limited Term Bond Fund	819,837.10
Class I	430,428.15
	$1,677,630

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,024 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $184.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $756.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2018	Year ended August 31, 2017
From net investment income
Class A	$2,259,250	$4,518,379
Class M	1,361,056	2,427,595
Class C	308,119	500,470
Fidelity Limited Term Bond Fund	15,608,960	24,371,965
Class I	5,497,239	9,233,060
Total	$25,034,624	$41,051,469

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2018	Year ended August 31, 2017	Six months ended February 28, 2018	Year ended August 31, 2017
Class A
Shares sold	4,659,869	15,817,734	$53,298,128	$181,623,365
Reinvestment of distributions	189,391	371,201	2,162,588	4,263,466
Shares redeemed	(6,249,440)	(22,416,990)	(71,409,052)	(257,141,286)
Net increase (decrease)	(1,400,180)	(6,228,055)	$(15,948,336)	$(71,254,455)
Class M
Shares sold	1,846,196	3,595,932	$21,104,286	$41,318,598
Reinvestment of distributions	110,300	197,203	1,259,492	2,265,769
Shares redeemed	(2,476,358)	(5,220,343)	(28,298,102)	(59,946,959)
Net increase (decrease)	(519,862)	(1,427,208)	$(5,934,324)	$(16,362,592)
Class C
Shares sold	596,739	1,854,442	$6,808,089	$21,247,507
Reinvestment of distributions	25,394	39,929	289,163	457,654
Shares redeemed	(1,323,941)	(3,501,926)	(15,094,792)	(40,064,795)
Net increase (decrease)	(701,808)	(1,607,555)	$(7,997,540)	$(18,359,634)
Fidelity Limited Term Bond Fund
Shares sold	26,176,021	81,352,366	$300,369,767	$936,348,816
Reinvestment of distributions	1,238,021	1,936,026	14,174,483	22,295,140
Shares redeemed	(37,956,348)	(54,717,281)	(433,984,904)	(628,932,829)
Net increase (decrease)	(10,542,306)	28,571,111	$(119,440,654)	$329,711,127
Class I
Shares sold	10,230,377	27,667,723	$117,244,250	$318,213,399
Reinvestment of distributions	406,419	667,292	4,652,532	7,686,267
Shares redeemed	(11,097,012)	(22,368,346)	(127,293,199)	(257,280,580)
Net increase (decrease)	(460,216)	5,966,669	$(5,396,417)	$68,619,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Class A	.76%
Actual		$1,000.00	$987.10	$3.74
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.77%
Actual		$1,000.00	$987.00	$3.79
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.54%
Actual		$1,000.00	$983.20	$7.57
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$989.50	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$988.40	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Amendment to Group Fee Rate. The Board also approved an amendment to the management contract for the fund to add an additional breakpoint to the group fee schedule, effective October 1, 2017. The Board noted that the additional breakpoint would result in lower management fee rates as Fidelity's assets under management increase above the new breakpoint.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2016.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2016.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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www.fidelity.com

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1.9584918.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018